UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for
Fidelity® Arizona Municipal

Money Market Fund

May 31, 2015

1.802202.111

SPZ-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 68.4%
	PrincipalAmount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.35% 6/5/15, VRDN (a)(d)	$ 200,000	$ 200,000
Arizona - 66.0%
Arizona Board of Regents Arizona State Univ. Rev.:
Participating VRDN Series 33 85X, 0.11% 6/5/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	6,665,000	6,665,000
Series 2008 B, 0.1% 6/5/15, LOC JPMorgan Chase Bank, VRDN (a)	7,000,000	7,000,000
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 E, 0.08% 6/5/15, LOC Bank of America NA, VRDN (a)	6,400,000	6,400,000
Series 2008 F, 0.12% 6/5/15, LOC JPMorgan Chase Bank, VRDN (a)	6,565,000	6,565,000
Series 2008 G, 0.11% 6/5/15, LOC Wells Fargo Bank NA, VRDN (a)	34,285,000	34,285,000
(Catholic Healthcare West Proj.):
Series 2005 B, 0.1% 6/5/15, LOC JPMorgan Chase Bank, VRDN (a)	12,160,000	12,160,000
Series 2008 B, 0.09% 6/5/15, LOC PNC Bank NA, VRDN (a)	14,000,000	14,000,000
Series 2009 F, 0.11% 6/5/15, LOC Mizuho Corporate Bank Ltd., VRDN (a)	24,200,000	24,200,000
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.13% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	3,645,000	3,645,000
BB&T Muni. Trust Participating VRDN Series BBT 08 09, 0.11% 6/5/15 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	6,970,000	6,970,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.2% 6/5/15, LOC Bank of America NA, VRDN (a)(d)	730,000	730,000
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.1% 6/5/15 (Liquidity Facility Wells Fargo & Co.) (a)(e)	1,530,000	1,530,000
Coconino County Poll. Cont. Corp. Rev.:
(Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.11% 6/1/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	11,700,000	11,700,000
(Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.13% 6/5/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	7,200,000	7,200,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.11% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	2,139,675	2,139,675
(Ranchwood Apts. Proj.) Series 2001 A, 0.11% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	1,400,000	1,400,000
Variable Rate Demand Note - continued
	PrincipalAmount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(San Angelin Apts. Proj.) Series 2004, 0.12% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	$ 1,300,000	$ 1,300,000
(San Martin Apts. Proj.) Series A1, 0.12% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	6,000,000	6,000,000
(San Remo Apts. Proj.) Series 2002, 0.12% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	8,675,000	8,675,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.13% 6/5/15, LOC Freddie Mac, VRDN (a)(d)	12,440,000	12,440,000
(Village Square Apts. Proj.) Series 2004, 0.12% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev.:
(Clayton Homes, Inc. Proj.) Series 1998, 0.25% 6/5/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	1,000,000	1,000,000
(Valley of the Sun YMCA Proj.) Series 2008, 0.12% 6/5/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,900,000	5,900,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.32% 6/5/15, VRDN (a)	2,100,000	2,100,000
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (a)(e)	7,250,000	7,250,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000,000	4,000,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.1% 6/5/15 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	10,780,000	10,780,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.1% 6/5/15, LOC Freddie Mac, VRDN (a)	6,800,000	6,800,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 0.09% 6/5/15, LOC JPMorgan Chase Bank, VRDN (a)	600,000	600,000
(Independent Newspaper, Inc. Proj.) Series 2000, 0.28% 6/5/15, LOC Wells Fargo Bank NA, VRDN (a)(d)	595,000	595,000
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.11% 6/5/15, LOC Wells Fargo Bank NA, VRDN (a)	6,600,000	6,600,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 0.11% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	5,525,000	5,525,000
Series A, 0.12% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	3,200,000	3,200,000
Variable Rate Demand Note - continued
	PrincipalAmount	Value
Arizona - continued
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.11% 6/5/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	$ 2,960,000	$ 2,960,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.12% 6/5/15 (Liquidity Facility Barclays Bank PLC) (a)(e)	5,000,000	5,000,000
Series MS 3078, 0.1% 6/5/15 (Liquidity Facility Cr. Suisse AG) (a)(e)	1,500,000	1,500,000
Series ROC II R 11980 X, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (a)(e)	700,000	700,000
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 0.1% 6/5/15 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	10,950,000	10,950,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.1% 6/5/15, LOC Bank of America NA, VRDN (a)	11,950,000	11,950,000
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.09% 6/5/15, LOC Wells Fargo Bank NA, VRDN (a)	3,800,000	3,800,000
		267,214,675
Arkansas - 0.1%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.35% 6/5/15, LOC Royal Bank of Scotland PLC, VRDN (a)(d)	400,000	399,949
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.17% 6/1/15, VRDN (a)(d)	100,000	100,000
Series 1988, 0.17% 6/1/15, VRDN (a)(d)	300,000	300,000
Series 1994, 0.17% 6/1/15, VRDN (a)(d)	200,000	200,000
Series 1999 A, 0.19% 6/5/15, VRDN (a)	400,000	400,000
		1,000,000
Illinois - 0.1%
Chicago Gen. Oblig.:
Series 2005 D2, 0.36% 6/1/15, LOC Northern Trust Co., VRDN (a)	300,000	300,000
Series 2007 F, 0.32% 6/1/15, LOC JPMorgan Chase Bank, VRDN (a)	300,000	300,000
		600,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.35% 6/5/15, VRDN (a)	360,000	360,000
Variable Rate Demand Note - continued
	PrincipalAmount	Value
Missouri - 0.4%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2013 B, 0.08% 6/1/15, LOC Bank of America NA, VRDN (a)	$ 1,500,000	$ 1,500,000
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.35% 6/5/15, VRDN (a)(d)	200,000	200,000
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 C3, 0.11% 6/5/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(d)	500,000	500,000
New Jersey - 0.3%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.29% 6/5/15, VRDN (a)	900,000	900,000
Series 2012 A, 0.25% 6/5/15, VRDN (a)(d)	200,000	200,000
		1,100,000
North Carolina - 0.1%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.09% 6/5/15, LOC Cr. Industriel et Commercial, VRDN (a)	600,000	600,000
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.12% 6/1/15, VRDN (a)	400,000	400,000
Tennessee - 0.2%
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2002, 0.09% 6/1/15, LOC Bank of America NA, VRDN (a)	800,000	800,000
Texas - 0.5%
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2012, 0.11% 6/5/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	400,000	400,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.13% 6/5/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	200,000	200,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.36% 6/1/15, VRDN (a)	850,000	850,000
Series 2004, 0.38% 6/5/15, VRDN (a)(d)	200,000	200,000
Series 2010 B, 0.36% 6/1/15, VRDN (a)	200,000	200,000
		1,850,000
Variable Rate Demand Note - continued
	PrincipalAmount	Value
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.24% 6/5/15, VRDN (a)(d)	$ 250,000	$ 250,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $276,974,624)		276,974,624
Other Municipal Debt - 25.2%

Arizona - 24.1%
Arizona Board of Regents Arizona State Univ. Rev. Bonds:
Series 2012 A, 4% 7/1/15	5,335,000	5,351,934
Series 2015 A, 2% 7/1/15	1,610,000	1,612,517
Series 2015 B, 2% 7/1/15	1,405,000	1,407,197
Arizona Ctfs. of Prtn. Bonds Series 2010 A, 5% 10/1/15	750,000	761,681
Arizona School Facilities Board Ctfs. of Prtn. Bonds Series 2005 A1, 5% 9/1/15	3,875,000	3,920,903
Arizona School Facilities Board Rev. Bonds Series 2005, 5% 7/1/15 (Pre-Refunded to 7/1/15 @ 100)	3,400,000	3,413,846
Arizona State Lottery Rev. Bonds Series 2010 A, 5% 7/1/15	5,375,000	5,396,494
Arizona Trans. Board Excise Tax Rev. Bonds:
Series 2014, 4% 7/1/15	4,770,000	4,785,213
5% 7/1/15	4,560,000	4,578,331
Arizona Trans. Board Hwy. Rev. Bonds Series 2005 B, 5% 1/1/16 (Pre-Refunded to 1/1/16 @ 100)	2,500,000	2,569,972
Chandler Gen. Oblig. Bonds Series 2014, 2% 7/1/15	3,415,000	3,420,277
Chandler Street & Hwy. User Rev. Bonds Series 2014, 2% 7/1/15	3,225,000	3,229,871
Glendale Trans. Excise Tax Rev. Bonds 2% 7/1/15	295,000	295,417
Maricopa County Cmnty. College District Bonds Series 2012, 2% 7/1/15	1,500,000	1,502,299
Maricopa County Phoenix Union High School District #210 Bonds:
(School Impt. Proj.) Series 2014 C, 1% 7/1/15	3,900,000	3,902,690
Series 2014, 1% 7/1/15	170,000	170,109
Mesa Gen. Oblig. Bonds Series 2014, 4% 7/1/15	1,800,000	1,805,463
Mesa Util. Sys. Rev. Bonds Series 2002 A, 5% 7/1/15	3,500,000	3,514,036
Phoenix Civic Impt. Corp. Series 2014 A2, 0.07% 7/13/15, LOC Barclays Bank PLC, CP	4,300,000	4,300,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Bonds:
Series 2005, 5% 7/1/15	4,200,000	4,216,567
Series 2011, 4% 7/1/15	2,650,000	2,658,406
Phoenix Gen. Oblig. Bonds Series 2007 A, 5% 7/1/15	1,860,000	1,867,416
Pima County Gen. Oblig. Bonds Series 2013 B, 3% 7/1/15	2,125,000	2,130,003
Other Municipal Debt - continued
	PrincipalAmount	Value
Arizona - continued
Pima County Reg'l. Trans. Auth. Excise Tax Rev. Bonds Series 2014:
4% 6/1/15	$ 4,000,000	$ 4,000,000
4% 6/1/16	1,000,000	1,036,638
Pima County Swr. Sys. Rev. Bonds Series 2011 A, 5% 7/1/15	1,080,000	1,084,189
Pinal County Rev. Obligations Bonds Series 2014, 2% 8/1/15	330,000	330,947
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds (Arizona Salt River Proj.) Series 2009 B, 4% 1/1/16	2,000,000	2,043,801
Series C:
0.07% 7/16/15, CP	4,100,000	4,100,000
0.08% 8/3/15, CP	4,300,000	4,300,000
0.08% 8/3/15, CP	4,200,000	4,200,000
0.1% 6/4/15, CP	4,200,000	4,200,000
Scottsdale Gen. Oblig. Bonds Series 2014, 2% 7/1/15	3,845,000	3,850,841
Scottsdale Muni. Property Corp. Excise Tax Rev. Bonds Series 2015 A, 3% 7/1/15	515,000	516,146
Tempe Gen. Oblig. Bonds Series 2014 C, 1% 7/1/15	1,095,000	1,095,776
		97,568,980
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.16%, tender 10/1/15 (Liquidity Facility Royal Bank of Canada) (a)	1,500,000	1,500,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.24% tender 6/23/15, CP mode	600,000	600,000
Massachusetts - 0.5%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) 0.35% tender 6/2/15 (Massachusetts Elec. Co. Guaranteed), CP mode (d)	1,000,000	1,000,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.28% tender 6/2/15, CP mode	1,000,000	1,000,000
		2,000,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.4% tender 6/11/15, CP mode (d)	300,000	300,000
Other Municipal Debt - continued
	PrincipalAmount	Value
West Virginia - 0.0%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.45% tender 6/12/15, CP mode (d)	$ 100,000	$ 100,000
TOTAL OTHER MUNICIPAL DEBT (Cost $102,068,980)		102,068,980
Investment Company - 5.3%
	Shares	Value
Fidelity Municipal Cash Central Fund, 0.11% (b)(c) (Cost $21,449,000)	21,449,000	21,449,000
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $400,492,604)		400,492,604
NET OTHER ASSETS (LIABILITIES) - 1.1%		4,478,391
NET ASSETS - 100%		$ 404,970,995
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 13,455
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2015, the cost of investment securities for income tax purposes was $400,492,604.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal
Money Market Fund

May 31, 2015

1.802203.111

TEM-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 59.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.35% 6/5/15, VRDN (b)(e)	$ 39,215	$ 39,215
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.12% 6/5/15, LOC Bayerische Landesbank Girozentrale, VRDN (b)	21,000	21,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.13% 6/1/15, VRDN (b)	15,300	15,300
Univ. of Alabama at Birmingham Hosp. Rev. Series 2012 C, 0.08% 6/5/15, LOC PNC Bank NA, VRDN (b)	31,300	31,300
Washington County Indl. Dev. Auth. Rev. (Sempra Energy Proj.) Series 2007, 0.09% 6/5/15, LOC UBS AG, VRDN (b)	43,160	43,160
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.12% 6/1/15, VRDN (b)(e)	31,800	31,800
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 0.12% 6/1/15, VRDN (b)(e)	15,000	15,000
		196,775
Alaska - 0.6%
Alaska Indl. Dev. & Export Auth. Rev.:
(Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.09% 6/5/15, LOC MUFG Union Bank NA, VRDN (b)	19,725	19,725
Participating VRDN Series Putters 4722, 0.1% 6/5/15 (Liquidity Facility Bank of America NA) (b)(f)	16,665	16,665
Alaska Int'l. Arpts. Revs. Series 2009 A, 0.09% 6/5/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)	8,900	8,900
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.09% 6/5/15 (ConocoPhillips Co. Guaranteed), VRDN (b)	60,100	60,100
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.1% 6/5/15 (ConocoPhillips Co. Guaranteed), VRDN (b)	26,000	26,000
Series 1994 C, 0.1% 6/5/15 (ConocoPhillips Co. Guaranteed), VRDN (b)	3,000	3,000
Series 2002, 0.09% 6/5/15, VRDN (b)	15,700	15,700
		150,090
Arizona - 1.5%
Arizona Board of Regents Arizona State Univ. Rev. Series 2008 B, 0.1% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	23,960	23,960
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 E, 0.08% 6/5/15, LOC Bank of America NA, VRDN (b)	$ 10,300	$ 10,300
Series 2008 F, 0.12% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	64,375	64,375
Series 2008 G, 0.11% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)	18,830	18,830
(Catholic Healthcare West Proj.):
Series 2005 B, 0.1% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	13,930	13,930
Series 2008 A, 0.09% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	33,500	33,500
Series 2008 B, 0.09% 6/5/15, LOC PNC Bank NA, VRDN (b)	23,800	23,800
Series 2009 F, 0.11% 6/5/15, LOC Mizuho Corporate Bank Ltd., VRDN (b)	39,750	39,750
Coconino County Poll. Cont. Corp. Rev.:
(Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 0.31% 6/5/15, VRDN (b)	4,000	4,000
(Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.13% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	29,500	29,500
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	2,295	2,295
(San Angelin Apts. Proj.) Series 2004, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	14,900	14,900
(San Clemente Apts. Proj.) Series 2004, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	10,600	10,600
(San Fernando Apts. Proj.) Series 2004, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	14,500	14,500
(San Lucas Apts. Proj.) Series 2003, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	13,700	13,700
(San Martin Apts. Proj.):
Series A1, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	5,700	5,700
Series A2, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	4,300	4,300
(San Miguel Apts. Proj.) Series 2003, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	14,900	14,900
(San Remo Apts. Proj.) Series 2002, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	4,100	4,100
(Sands Apts. Proj.) Series 2001 A, 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	2,595	2,595
(Village Square Apts. Proj.) Series 2004, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	2,500	2,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Clayton Homes, Inc. Proj.) Series 1998, 0.25% 6/5/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	$ 4,200	$ 4,200
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.32% 6/5/15, VRDN (b)	5,000	5,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.1% 6/5/15, LOC Freddie Mac, VRDN (b)	7,200	7,200
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.11% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)	2,500	2,500
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Cimarron Place Apts. Proj.) 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	4,500	4,500
Series A, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	2,525	2,525
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.12% 6/5/15 (Liquidity Facility Barclays Bank PLC) (b)(f)	5,200	5,200
Series Putters 3307, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,395	6,395
Series Putters XM0009, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,000	4,000
Series ROC II R 14060, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	4,000	4,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.1% 6/5/15, LOC Bank of America NA, VRDN (b)	1,000	1,000
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.09% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)	14,400	14,400
		412,955
Arkansas - 0.4%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.16% 6/5/15, LOC Fannie Mae, VRDN (b)	6,815	6,815
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.27% 6/5/15, VRDN (b)(e)	34,400	34,400
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.13% 6/5/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	2,310	2,310
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.35% 6/5/15, LOC Royal Bank of Scotland PLC, VRDN (b)(e)	74,300	74,297
		117,822
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - 2.0%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 C, 0.1% 6/5/15, LOC Citibank NA, VRDN (b)	$ 41,800	$ 41,800
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.11% 6/5/15, LOC Freddie Mac, VRDN (b)(e)	3,600	3,600
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series EGL 06 83 Class A, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	35,600	35,600
Series II R 11901, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	2,100	2,100
California Edl. Facilities Auth. Rev. Participating VRDN:
Series BA 08 1207, 0.15% 6/5/15 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)	11,110	11,110
Series ROC II R 11974, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	4,555	4,555
California Gen. Oblig.:
Series 2003 C1, 0.09% 6/5/15, LOC Bank of America NA, VRDN (b)	15,100	15,100
Series 2005 A2-1, 0.08% 6/5/15, LOC Barclays Bank PLC, VRDN (b)	25,000	25,000
Series 2005 B4, 0.11% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	18,100	18,100
California Health Facilities Fing. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2011 A, 0.11% 6/5/15, LOC MUFG Union Bank NA, VRDN (b)	10,100	10,100
Participating VRDN Series DB 3294, 0.25% 6/5/15 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)	10,125	10,125
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.):
Series 2000 N, 0.1% 6/5/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	10,995	10,995
Series 2002 J, 0.1% 6/5/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	900	900
Series 2003 H, 0.1% 6/5/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	7,500	7,500
Series 2003 M, 0.1% 6/5/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	18,210	18,210
Series 2006 C, 0.08% 6/5/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	52,400	52,400
Series 2001 E, 0.08% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	10,000	10,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Maple Square Apt. Proj.) Series AA, 0.12% 6/5/15, LOC Citibank NA, VRDN (b)(e)	$ 5,455	$ 5,455
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.1% 6/5/15, LOC Citibank NA, VRDN (b)	61,745	61,745
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.25% 6/5/15 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)	1,500	1,500
Series ROC II R 11728, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	7,040	7,040
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN Series Putters 3902 Z, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,380	3,380
Los Angeles Multi-family Hsg. Rev. (Tri-City Hsg. Proj.) Series 1, 0.09% 6/5/15, LOC Citibank NA, VRDN (b)(e)	1,800	1,800
Milpitas Multi-family Rev. (Crossing at Montague Proj.) Series A, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	29,000	29,000
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.11% 6/5/15, LOC Bank of America NA, VRDN (b)	15,915	15,915
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.09% 6/5/15, LOC Bank of America NA, VRDN (b)	62,150	62,150
Sacramento Muni. Util. District Elec. Rev. Series 2012 M, 0.08% 6/5/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)	16,600	16,600
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.1% 6/5/15, LOC Freddie Mac, VRDN (b)	5,000	5,000
San Juan Capistrano Gen. Oblig. Participating VRDN Series Putters 0048, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,050	10,050
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.08% 6/5/15, LOC Bank of America NA, VRDN (b)	20,900	20,900
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-1, 0.09% 6/5/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	16,345	16,345
Stanislaus County Cap. Impts. Fing. Auth. Rev. Series 2004, 0.1% 6/5/15, LOC Bank of America NA, VRDN (b)	8,590	8,590
		542,665
Colorado - 1.0%
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	14,000	14,000
Aurora Hsg. Auth. Multi-family Hsg. Rev. (Liberty Creek Proj.) Series 2008, 0.13% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	27,580	27,580
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.1% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)	$ 1,075	$ 1,075
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	40,460	40,460
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.1% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	49,140	49,140
Colorado Hsg. & Fin. Auth. Solid Waste Rev.:
(Waste Mgmt., Inc. Proj.) 0.13% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	7,000	7,000
(Waste Mgmt., Inc. Proj.) 0.13% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	14,160	14,160
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN:
Series MS 3316, 0.1% 6/5/15 (Liquidity Facility Cr. Suisse AG) (b)(f)	14,030	14,030
Series Putters 4386, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,500	7,500
Colorado Univ. Co. Hosp. Auth. Rev. Series 2011 A, 0.1% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)	26,200	26,200
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	13,325	13,325
(Timberleaf Apts. Proj.) 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	11,165	11,165
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.1% 6/5/15, LOC Bank of America NA, VRDN (b)	35,075	35,075
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series Putters 15 XM0007, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,600	5,600
		266,310
Connecticut - 0.4%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2014 D, 0.13% 6/5/15, LOC Bank of America NA, VRDN (b)	52,230	52,230
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Prog.) Series 2013 B5, 0.11% 6/5/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)(e)	11,010	11,010
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Hsg. Fin. Auth.: - continued
Series 2008 E, 0.11% 6/5/15 (Liquidity Facility Bank of America NA), VRDN (b)(e)	$ 40,345	$ 40,345
Series 2011 E4, 0.12% 6/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)(e)	15,900	15,900
		119,485
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.17% 6/1/15, VRDN (b)(e)	1,100	1,100
Series 1988, 0.17% 6/1/15, VRDN (b)(e)	6,900	6,900
Series 1993 C, 0.2% 6/5/15, VRDN (b)	5,450	5,450
Series 1994, 0.17% 6/1/15, VRDN (b)(e)	18,300	18,300
Series 1999 A, 0.19% 6/5/15, VRDN (b)	2,300	2,300
Series 1999 B, 0.19% 6/5/15, VRDN (b)(e)	9,900	9,900
		43,950
District Of Columbia - 0.7%
District of Columbia Gen. Oblig. Participating VRDN Series MS 4301, 0.11% 6/5/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	9,000	9,000
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Pentacle Apts. Proj.) Series 2008, 0.11% 6/5/15, LOC Freddie Mac, VRDN (b)	3,500	3,500
(Trenton Park Apts. Proj.) Series 2001, 0.15% 6/5/15, LOC Bank of America NA, VRDN (b)(e)	5,495	5,495
District of Columbia Income Tax Rev. Participating VRDN:
Series EGL 14 0039, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	6,200	6,200
Series Putters 3369, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,000	1,000
Series Putters 4020, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,250	7,250
District of Columbia Rev.:
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 0.23% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	6,005	6,005
(Medlantic/Helix Proj.) Series 1998 A Tranche III, 0.11% 6/5/15, LOC PNC Bank NA, VRDN (b)	9,225	9,225
(The AARP Foundation Proj.) Series 2004, 0.1% 6/5/15, LOC Bank of America NA, VRDN (b)	11,900	11,900
(Washington Drama Society, Inc. Proj.) Series 2008, 0.12% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	60,825	60,825
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Univ. Rev.:
(American Univ. Proj.):
Series 2006 A, 0.09% 6/5/15, LOC Royal Bank of Canada, VRDN (b)	$ 25,000	$ 25,000
Series 2006 B, 0.09% 6/5/15, LOC Royal Bank of Canada, VRDN (b)	9,200	9,200
(Georgetown Univ. Proj.):
Series 2007 B2, 0.09% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	10,140	10,140
Series 2007 C2, 0.1% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	28,025	28,025
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2009 D1, 0.08% 6/5/15, LOC TD Banknorth, NA, VRDN (b)	8,770	8,770
		201,535
Florida - 2.5%
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 0.11% 6/5/15, LOC Citibank NA, VRDN (b)(e)	10,035	10,035
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pinnacle Village Apts. Proj.) Series 2004, 0.11% 6/5/15, LOC Citibank NA, VRDN (b)(e)	6,200	6,200
(Sanctuary Apts Proj.) Series A, 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	15,620	15,620
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.11% 6/5/15, LOC Royal Bank of Canada, VRDN (b)(e)	7,820	7,820
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	6,800	6,800
(Summer Lakes Phase II Apts. Proj.) 0.11% 6/5/15, LOC Citibank NA, VRDN (b)(e)	17,380	17,380
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BA 08 1059, 0.12% 6/5/15 (Liquidity Facility Bank of America NA) (b)(f)	4,165	4,165
Series EGL 14 0007, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	21,445	21,445
Series Putters 3834 Z, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,000	9,000
Series ROC II R 11884X, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	13,600	13,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	$ 13,970	$ 13,970
(Clarcona Groves Apts. Proj.) Series A, 0.12% 6/5/15, LOC Citibank NA, VRDN (b)(e)	8,500	8,500
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 0.12% 6/5/15, LOC Citibank NA, VRDN (b)(e)	5,100	5,100
(Grande Court at North Port Apts. Proj.) Series 2004 E, 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	5,300	5,300
(Hunters Run Apts. Proj.) Series G, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	7,225	7,225
(Lynn Lake Apts. Proj.) Series B1, 0.12% 6/5/15, LOC Freddie Mac, VRDN (b)(e)	20,210	20,210
(Mill Creek Apts. Proj.) Series 2004 K, 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	14,000	14,000
(Pinnacle Grove Apts. Proj.) Series 2003 A, 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	7,150	7,150
(Riverwalk I Apts. Proj.) Series 2008 E, 0.11% 6/5/15, LOC Freddie Mac, VRDN (b)(e)	4,955	4,955
(Savannah Springs Apts. Proj.) Series G, 0.12% 6/5/15, LOC Citibank NA, VRDN (b)(e)	6,760	6,760
Florida Hsg. Fin. Corp. Rev.:
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.13% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	4,000	4,000
(Valencia Village Apts. Proj.) Series G, 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	10,950	10,950
(Waterford Pointe Apts. Proj.) Series 2000 E1, 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	8,155	8,155
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2008, 0.1% 6/5/15, LOC TD Banknorth, NA, VRDN (b)	15,850	15,850
Highlands County Health Facilities Auth. Rev. Participating VRDN Series ROC II R 11830, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	10,875	10,875
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) Series 2005, 0.1% 6/5/15, LOC Citibank NA, VRDN (b)(e)	10,320	10,320
(Grande Oaks Apts. Proj.) Series A, 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	6,900	6,900
(Hunters Run Apts. Proj.) Series 2002 A, 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	7,970	7,970
(Meridian Pointe Apts. Proj.) Series 2005, 0.11% 6/5/15, LOC Citibank NA, VRDN (b)(e)	11,100	11,100
(Morgan Creek Apts. Proj.) Series 2003, 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	12,700	12,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.: - continued
(Royal Palm Key Apts. Proj.) Series 2002, 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	$ 8,780	$ 8,780
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.) Series 1996, 0.46% 6/5/15, LOC Bank of America NA, VRDN (b)(e)	205	205
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series BA 09 1209X, 0.15% 6/5/15 (Liquidity Facility Bank of America NA) (b)(f)	5,310	5,310
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	8,685	8,685
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.12% 6/5/15, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	63,100	63,100
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	7,500	7,500
Miami-Dade County:
Series 2014 A, 0.09% 6/5/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	54,800	54,800
Series 2014 B, 0.1% 6/5/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(e)	6,150	6,150
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apts., 183rd Street Apts. & 187th Street Apts. Proj.) Series 2003 3, 0.11% 6/5/15, LOC Citibank NA, VRDN (b)(e)	14,770	14,770
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.13% 6/5/15, LOC HSBC Bank U.S.A., NA, VRDN (b)(e)	19,400	19,400
Ocean Hwy. & Port Auth. Rev. 0.14% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	2,000	2,000
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.):
Series 2009 B, 0.09% 6/5/15, LOC Northern Trust Co., VRDN (b)	21,165	21,165
Series 2009 C1, 0.1% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)	3,735	3,735
Series 2009 C2, 0.1% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)	22,565	22,565
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 0.11% 6/5/15, LOC Citibank NA, VRDN (b)(e)	12,345	12,345
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Hsg. Fin. Auth. Multi-family Rev.: - continued
(Glenn Millenia Proj.) Series 2001 C, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	$ 3,400	$ 3,400
(Osprey Ridge Apts. Proj.) Series 2000 H, 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	6,960	6,960
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	12,920	12,920
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	20,000	20,000
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.13% 6/5/15, LOC Northern Trust Co., VRDN (b)	5,140	5,140
(Hospice of Palm Beach Proj.) Series 2001, 0.12% 6/5/15, LOC Northern Trust Co., VRDN (b)	3,000	3,000
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.1% 6/5/15, LOC Northern Trust Co., VRDN (b)	5,045	5,045
(The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.11% 6/5/15, LOC Northern Trust Co., VRDN (b)	14,800	14,800
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	6,400	6,400
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series 15 XF0085, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	405	405
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.1% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)	25,850	25,850
(Suncoast Hospice Proj.) Series 2004, 0.1% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)	11,785	11,785
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	7,500	7,500
Sunshine State Govt. Fing. Commission Rev. (Miami-Dade County Prog.) Series 2010 A, 0.1% 6/5/15, LOC Bank of New York, New York, VRDN (b)	16,105	16,105
		693,875
Georgia - 1.4%
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Collegetown at Harris Homes Phase I Proj.) Series 2003, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	7,230	7,230
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.23% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	4,000	4,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Series 2013, 0.12% 6/5/15, VRDN (b)	$ 68,000	$ 68,000
(Oglethorpe Pwr. Corp. Proj.):
Series 2010 A, 0.09% 6/5/15, LOC Bank of America NA, VRDN (b)	47,400	47,400
Series 2010 B, 0.09% 6/5/15, LOC Bank of America NA, VRDN (b)	10,105	10,105
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 0.12% 6/5/15, LOC Freddie Mac, VRDN (b)(e)	20,450	20,450
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.1% 6/5/15, LOC Bank of America NA, VRDN (b)	44,400	44,400
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) Series 1996, 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	6,750	6,750
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1985 B, 0.09% 6/5/15, LOC Barclays Bank PLC, VRDN (b)	9,100	9,100
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 0.13% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	6,460	6,460
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Woods Apt. Proj.) Series 1996 A, 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	9,335	9,335
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	4,055	4,055
Heard County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 0.09% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	3,600	3,600
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.12% 6/5/15, LOC Freddie Mac, VRDN (b)(e)	7,030	7,030
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 0.1% 6/5/15, LOC Freddie Mac, VRDN (b)(e)	15,555	15,555
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 0.08% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	25,000	25,000
(Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 0.08% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	10,940	10,940
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	9,400	9,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Private Colleges & Univs. Auth. Rev. Participating VRDN Series BC 13 20U, 0.12% 6/5/15 (Liquidity Facility Barclays Bank PLC) (b)(f)	$ 4,000	$ 4,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.1% 6/5/15, LOC Fannie Mae, VRDN (b)	6,900	6,900
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.13% 6/5/15, VRDN (b)(e)	57,400	57,400
		377,110
Hawaii - 0.1%
Hawaii Gen. Oblig. Participating VRDN Series Putters 4007, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,665	6,665
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.1% 6/5/15, LOC Freddie Mac, VRDN (b)	6,755	6,755
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	4,005	4,005
		17,425
Illinois - 4.3%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.13% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	1,800	1,800
Chicago Gen. Oblig.:
Series 2005 D2, 0.36% 6/1/15, LOC Northern Trust Co., VRDN (b)	28,500	28,500
Series 2007 F, 0.32% 6/1/15, LOC JPMorgan Chase Bank, VRDN (b)	21,000	21,000
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.13% 6/5/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	19,740	19,740
Chicago Midway Arpt. Rev. Series 2014 C, 0.1% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	44,870	44,870
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.1% 6/5/15, LOC Barclays Bank PLC, VRDN (b)	60,900	60,900
Chicago Wtr. Rev.:
Series 2000, 0.18% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	19,000	19,000
Series 2000-1, 0.18% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	23,200	23,200
Series 2004 A1, 0.18% 6/5/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	81,165	81,165
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Wtr. Rev.: - continued
Series 2004 A2, 0.18% 6/5/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)	$ 46,715	$ 46,715
Series 2004 A3, 0.18% 6/5/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)	22,900	22,900
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Delta-Unibus Corp. Proj.) Series 2001, 0.2% 6/5/15, LOC Bank of America NA, VRDN (b)(e)	2,800	2,800
(R&R Enterprises 2nd Proj.) Series 1999 A, 0.22% 6/5/15, LOC BMO Harris Bank NA, VRDN (b)(e)	1,825	1,825
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 0.13% 6/5/15, LOC HSBC Bank U.S.A., NA, VRDN (b)(e)	7,825	7,825
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.13% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	16,900	16,900
Illinois Edl. Facilities Auth. Rev. (Field Museum of Natural History Proj.) Series 2000, 0.09% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	14,900	14,900
Illinois Fin. Auth. Multi-family Rev. (Hidden Glen Apts. Proj.) Series 2007, 0.11% 6/5/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	6,855	6,855
Illinois Fin. Auth. Rev.:
(Edward Hosp. Obligated Group Proj.):
Series 2008 B1, 0.09% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	37,525	37,525
Series 2008 B2, 0.09% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	36,725	36,725
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 0.09% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	45,940	45,940
Series 2008 B, 0.09% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	50,615	50,615
(Museum of Science & Industry Proj.):
Series 2009 A, 0.1% 6/5/15, LOC Bank of America NA, VRDN (b)	15,500	15,500
Series 2009 C, 0.11% 6/5/15, LOC PNC Bank NA, VRDN (b)	12,870	12,870
Series 2009 D, 0.11% 6/5/15, LOC Northern Trust Co., VRDN (b)	15,500	15,500
(Northwest Cmnty. Hosp. Proj.) Series 2008 B, 0.1% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	15,000	15,000
(Rockford Mem. Hosp. Proj.) 0.09% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	60,800	60,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Participating VRDN:
Series BA 08 1137, 0.12% 6/5/15 (Liquidity Facility Bank of America NA) (b)(f)	$ 12,855	$ 12,855
Series EGL 06 115, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	5,445	5,445
Series Floaters 3342, 0.11% 6/5/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	3,300	3,300
Series MS 3332, 0.22% 6/5/15 (Liquidity Facility Cr. Suisse AG) (b)(f)	5,700	5,700
Series Putters 0022, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,205	11,205
Series Putters 3435, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,105	2,105
0.11% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	3,000	3,000
Series 2009 A, 0.09% 6/5/15, LOC BMO Harris Bank NA, VRDN (b)	21,680	21,680
Series 2009 B, 0.1% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	15,500	15,500
Series 2011 B, 0.1% 6/5/15, LOC PNC Bank NA, VRDN (b)	24,220	24,220
Illinois Gen. Oblig.:
Series 2003 B, 0.09% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	63,600	63,600
Series 2003 B3, 0.1% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)	31,500	31,500
Series 2003 B4, 0.09% 6/5/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)	8,500	8,500
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.09% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	25,100	25,100
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Prairie Station Apts. Proj.) 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	17,900	17,900
(Valley View Apts. Proj.) 0.12% 6/5/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	10,885	10,885
0.1% 6/5/15, LOC Freddie Mac, VRDN (b)	11,600	11,600
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 2D, 0.09% 6/5/15, LOC Royal Bank of Canada, VRDN (b)	30,000	30,000
Series 2007 A-2A, 0.1% 6/5/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	17,000	17,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Toll Hwy. Auth. Toll Hwy. Rev.: - continued
Series 2007 A1, 0.1% 6/5/15, LOC Citibank NA, VRDN (b)	$ 117,900	$ 117,900
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.09% 6/5/15, LOC Freddie Mac, VRDN (b)	19,900	19,900
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 0.16% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,320	4,320
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 0.12% 6/5/15, LOC Freddie Mac, VRDN (b)(e)	6,000	6,000
		1,180,585
Indiana - 1.3%
Dearborn County Econ. Dev. Rev. (Dearborn County Hosp. Proj.) Series 2006, 0.19% 6/5/15, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,900	5,900
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.09% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	20,600	20,600
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 0.1% 6/5/15, VRDN (b)(e)	39,000	39,000
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.08% 6/5/15 (Archer Daniels Midland Co. Guaranteed), VRDN (b)	17,300	17,300
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.09% 6/5/15, LOC Mizuho Bank Ltd., VRDN (b)	32,450	32,450
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2002 A, 0.13% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	21,700	21,700
Series 2002 B, 0.1% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	14,000	14,000
Indiana Edl. Facilities Auth. Rev. (Franklin College Proj.) Series 2003, 0.1% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	6,725	6,725
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.1% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	53,695	53,695
Series 2008 H, 0.09% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	50,695	50,695
Series 2008 I, 0.1% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)	8,000	8,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Hosp. Rev. Series 2011 A, 0.09% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	$ 14,980	$ 14,980
Indiana Fin. Auth. Rev.:
(Ascension Health Subordinate Cr. Proj.) Series 2008 E5, 0.1% 6/5/15, VRDN (b)	5,000	5,000
Series 2008, 0.09% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	13,635	13,635
Indianapolis Econ. Dev. Rev. (Pine Glen Apts. Proj.) 0.15% 6/5/15, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(e)	6,035	6,035
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.09% 6/5/15, LOC Bank of Nova Scotia, VRDN (b)	5,500	5,500
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.1% 6/5/15, LOC Bank of America NA, VRDN (b)	15,000	15,000
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.1% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	31,565	31,565
		361,780
Iowa - 0.2%
Iowa Fin. Auth. Series 2005 C, 0.11% 6/5/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	1,650	1,650
Iowa Fin. Auth. Health Facilities Rev.:
Series 2013 B1, 0.08% 6/5/15, LOC MUFG Union Bank NA, VRDN (b)	21,455	21,455
Series 2013 B2, 0.11% 6/5/15, LOC MUFG Union Bank NA, VRDN (b)	10,830	10,830
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.13% 6/5/15, VRDN (b)	14,000	14,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.14% 6/5/15, VRDN (b)(e)	3,100	3,100
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.14% 6/5/15, LOC Northern Trust Co., VRDN (b)	5,200	5,200
Iowa Higher Ed. Ln. Auth. Rev. (Univ. of Dubuque Proj.):
Series 2004, 0.1% 6/1/15, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,050	2,050
Series 2007, 0.1% 6/1/15, LOC Fifth Third Bank, Cincinnati, VRDN (b)	4,000	4,000
		62,285
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Kansas - 0.2%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 0.15% 6/5/15, LOC Bank of America NA, VRDN (b)(e)	$ 25,100	$ 25,100
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	14,125	14,125
		39,225
Kentucky - 1.2%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 0.09% 6/5/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(e)	16,800	16,800
Series 2006 B, 0.09% 6/5/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(e)	28,500	28,500
Series 2008 A, 0.09% 6/5/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(e)	53,600	53,600
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.11% 6/5/15 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	4,870	4,870
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.11% 6/5/15 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	67,250	67,250
Series 1993 B, 0.11% 6/5/15 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	37,700	37,700
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.12% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	5,000	5,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 0.11% 6/5/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	100	100
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.1% 6/5/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	39,405	39,405
Kentucky Hsg. Corp. Conduit Multi-family Mtg. Rev. (Gleneagles Apts. Proj.) 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	9,200	9,200
Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 0.11% 6/5/15, LOC Freddie Mac, VRDN (b)(e)	12,565	12,565
Logan County Solid Waste Disp. (Waste Mgmt. of Kentucky LLC Proj.) 0.13% 6/5/15, LOC PNC Bank NA, VRDN (b)(e)	7,450	7,450
Louisville & Jefferson County Series 2011 A, 0.09% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	19,400	19,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 0.13% 6/5/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(e)	$ 12,900	$ 12,900
Minor Lane Heights Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky, LLC Proj. D) Series 2003, 0.13% 6/5/15, LOC PNC Bank NA, VRDN (b)(e)	11,000	11,000
		325,740
Louisiana - 1.0%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 14 0049, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	61,900	61,900
Series Putters 3806, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,990	9,990
Louisiana Hsg. Fin. Agcy. Rev. (Canterbury House Apts. Proj.) Series 2007, 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)	10,670	10,670
Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 0.13% 6/5/15, LOC Freddie Mac, VRDN (b)	4,095	4,095
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2013 B, 0.09% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	23,300	23,300
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.12% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	13,115	13,115
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.11% 6/5/15, VRDN (b)(e)	1,000	1,000
Series 2003, 0.11% 6/5/15, VRDN (b)(e)	15,650	15,650
(C-Port LLC Proj.) Series 2008, 0.13% 6/5/15, LOC Bank of America NA, VRDN (b)	5,900	5,900
(Christus Health Proj.) Series 2009 B3, 0.09% 6/5/15, LOC Bank of New York, New York, VRDN (b)	9,470	9,470
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.28% 6/5/15, VRDN (b)	36,800	36,800
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 0.11% 6/5/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	34,300	34,300
Series 2010 B, 0.11% 6/5/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	51,400	51,400
		277,590
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Maine - 0.2%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 0.15% 6/5/15, LOC Bank of America NA, VRDN (b)(e)	$ 3,600	$ 3,600
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.12% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	25,150	25,150
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	24,000	24,000
		52,750
Maryland - 0.5%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.:
(Barrington Apts. Proj.) Series A, 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	12,190	12,190
(Parlane Apts. Proj.) Series 2001 C, 0.09% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	3,400	3,400
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.1% 6/5/15, LOC MUFG Union Bank NA, VRDN (b)	25,000	25,000
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.1% 6/5/15, LOC Bank of America NA, VRDN (b)	28,900	28,900
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 C, 0.11% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	20,500	20,500
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN:
Series BA 08 1077, 0.15% 6/5/15 (Liquidity Facility Bank of America NA) (b)(f)	5,055	5,055
Series ROC II R 11437, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	10,000	10,000
Montgomery County Gen. Oblig. Participating VRDN Series 15 XF0110, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,090	4,090
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev. (Oak Mill II Apts. Proj.) Series 2010 B, 0.09% 6/5/15, LOC Bank of America NA, VRDN (b)	5,100	5,100
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev.:
Series 2007 F, 0.12% 6/5/15, LOC PNC Bank NA, VRDN (b)(e)	10,000	10,000
Series 2008 C, 0.12% 6/5/15, LOC PNC Bank NA, VRDN (b)(e)	8,450	8,450
		132,685
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 0.2%
Massachusetts Clean Wtr. Trust Participating VRDN Series Clipper 06 11, 0.13% 6/5/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	$ 49,205	$ 49,205
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 14 0012, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	10,000	10,000
Series Putters 3990, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,000	2,000
		61,205
Michigan - 0.2%
Michigan Fin. Auth. Rev.:
Participating VRDN Series 15 XF0126, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,890	4,890
Series 22 A, 0.12% 6/5/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	20,300	20,300
Michigan Strategic Fund Ltd. Oblig. Rev. (Consumers Energy Co. Proj.):
0.11% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	33,100	33,100
0.11% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	6,000	6,000
		64,290
Minnesota - 0.3%
Hennepin County Gen. Oblig. Series 2013 C, 0.09% 6/5/15 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	32,800	32,800
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.15% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	9,800	9,800
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C1, 0.1% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)	35,250	35,250
Minneapolis Multi-family Rev. (Stone Arch Apt. Proj.) Series 2002, 0.15% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	3,600	3,600
Minnesota State Gen. Fdg. Rev. Participating VRDN Series 15 ZF0175, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,335	3,335
Oak Park Heights Multi-family Rev. 0.11% 6/5/15, LOC Freddie Mac, VRDN (b)	7,885	7,885
		92,670
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Rev. (Jackson Med. Mall Foundation Prog.) Series 2008 A, 0.11% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	7,000	7,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.1% 6/5/15, LOC Bank of America NA, VRDN (b)(e)	$ 10,000	$ 10,000
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.1% 6/5/15, LOC Bank of America NA, VRDN (b)	14,000	14,000
Mississippi Home Corp. Multi-family Hsg. Rev. (Bristol Park Apts. Proj.) Series 2001 1, 0.16% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	7,600	7,600
		38,600
Missouri - 0.5%
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	11,500	11,500
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN:
Series EGL 07 0001, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	6,000	6,000
Series Putters 3546, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,300	11,300
Series Putters 3929, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,785	2,785
Series 2013 B, 0.08% 6/1/15, LOC Bank of America NA, VRDN (b)	14,290	14,290
Missouri Health & Edl. Facilities Auth. Rev.:
(Ascension Health Cr. Group Proj.):
Series 2003 C2, 0.09% 6/5/15, VRDN (b)	23,200	23,200
Series 2003 C3, 0.09% 6/5/15, VRDN (b)	14,300	14,300
(Ascension Health Sr. Cr. Group Proj.) Series 2008 C4, 0.09% 6/5/15, VRDN (b)	23,200	23,200
Saint Louis Indl. Dev. Auth.:
(Metropolitan Lofts Apts. Proj.) Series 2003 A, 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	26,800	26,800
(Saint Luke's Plaza Apts. Proj.) Series 2009, 0.12% 6/5/15 (Liquidity Facility Freddie Mac), VRDN (b)	1,900	1,900
St. Charles County Pub. Wtr. Sup Series 2011, 0.1% 6/5/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	2,900	2,900
St. Louis Indl. Dev. Auth. (The St. Louis Art Museum Proj.) Series 2009 B, 0.09% 6/5/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	1,100	1,100
		139,275
Montana - 0.0%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.24% 6/5/15, VRDN (b)(e)	450	450
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nebraska - 0.7%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.13% 6/5/15, LOC Bank of America NA, VRDN (b)(e)	$ 10,000	$ 10,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2010 B, 0.08% 6/5/15 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)	28,300	28,300
Series 2010 C, 0.09% 6/5/15 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	97,440	97,440
Series 2013 F, 0.09% 6/5/15 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	22,400	22,400
Series 2014 B, 0.09% 6/5/15 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	8,700	8,700
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.11% 6/5/15 (Cargill, Inc. Guaranteed) (The Dow Chemical Co. Guaranteed), LOC Wells Fargo Bank NA, VRDN (b)(e)	10,000	10,000
		176,840
Nevada - 2.7%
Clark County Arpt. Rev.:
Series 2008 A2, 0.09% 6/5/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	38,000	38,000
Series 2008 B2, 0.11% 6/5/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	50,000	50,000
Series 2008 C1, 0.11% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	122,900	122,900
Series 2008 C2, 0.09% 6/5/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	16,975	16,975
Series 2008 C3, 0.11% 6/5/15, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	35,850	35,850
Series 2008 D 2A, 0.09% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)	4,500	4,500
Series 2008 D 2B, 0.09% 6/5/15, LOC Royal Bank of Canada, VRDN (b)	3,855	3,855
Series 2008 D3, 0.09% 6/5/15, LOC Bank of America NA, VRDN (b)	80,365	80,365
Series 2011 B1, 0.11% 6/5/15, LOC Citibank NA, VRDN (b)(e)	88,700	88,700
Series 2011 B2, 0.1% 6/5/15, LOC Royal Bank of Canada, VRDN (b)(e)	83,500	83,500
Clark County Fuel Tax Participating VRDN:
ROC II R 11836, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	7,500	7,500
Series Putters 3158, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	32,110	32,110
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Fuel Tax Participating VRDN: - continued
Series ROC II R 11507, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	$ 2,400	$ 2,400
Clark County Indl. Dev. Rev.:
(Southwest Gas Corp. Proj.) Series 2009 A, 0.09% 6/5/15, LOC Bank of America NA, VRDN (b)	11,500	11,500
Series 2008 A, 0.11% 6/5/15, LOC MUFG Union Bank NA, VRDN (b)(e)	42,800	42,800
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.09% 6/5/15, LOC MUFG Union Bank NA, VRDN (b)	69,850	69,850
Nevada Hsg. Division (Horizon Apt. Hsg. Proj.) Series 2000 A, 0.09% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	7,410	7,410
Reno Cap. Impt. Rev. Series 2005 A, 0.1% 6/5/15, LOC Bank of America NA, VRDN (b)	12,600	12,600
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.09% 6/5/15, LOC MUFG Union Bank NA, VRDN (b)	7,900	7,900
Series 2009 A, 0.09% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)	18,000	18,000
Series 2009 B, 0.1% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)	6,935	6,935
		743,650
New Hampshire - 0.1%
New Hampshire Hsg. Fin. Auth. Multi-family Rev. (Pheasant Run Proj.) 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	16,400	16,400
New Jersey - 1.4%
JPMorgan Chase:
NA Letter of Credit:
Bonds Series Putters 4460, 0.12%, tender 6/1/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	69,900	69,900
Participating VRDN:
Series Putters 4459, 0.12% 6/1/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	65,400	65,400
Series Putters 4462, 0.12% 6/1/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	60,800	60,800
Participating VRDN:
Series Putters 4464, 0.12% 6/1/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	45,800	45,800
Series Putters 4466, 0.12% 6/1/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	112,305	112,305
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev. (AHS Hosp. Corp. Proj.) Series 2008 C, 0.09% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	$ 9,000	$ 9,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.29% 6/5/15, VRDN (b)	7,900	7,900
Series 2012 A, 0.25% 6/5/15, VRDN (b)(e)	16,100	16,100
		387,205
New Mexico - 0.0%
New Mexico Fin. Auth. Trans. Rev. Series 2008 A1, 0.07% 6/5/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)	5,175	5,175
New York - 14.8%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 C, 0.09% 6/5/15, LOC Barclays Bank PLC, VRDN (b)	18,300	18,300
Nassau Health Care Corp. Rev. Series 2009 D1, 0.11% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	15,760	15,760
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 14 0004, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,990	5,990
Series Putters 14 0013, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,650	6,650
Series ROC II R 14045, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	5,400	5,400
Series 1996 J3, 0.08% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	6,200	6,200
Series 2004 A3, 0.13% 6/5/15, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (b)	10,990	10,990
Series 2004 H2 0.1% 6/5/15, LOC California Pub. Employees Retirement Sys., VRDN (b)	26,450	26,450
Series 2004 H3, 0.1% 6/5/15, LOC California Pub. Employees Retirement Sys., VRDN (b)	8,875	8,875
Series 2004 H6, 0.08% 6/5/15, LOC Bank of America NA, VRDN (b)	15,105	15,105
Series 2004 H8, 0.08% 6/5/15 (Liquidity Facility Bank of America NA), VRDN (b)	11,635	11,635
Series 2006 E3, 0.08% 6/5/15, LOC Bank of America NA, VRDN (b)	54,200	54,200
Series 2006 E4, 0.08% 6/5/15, LOC Bank of America NA, VRDN (b)	44,600	44,600
Series 2006 I7, 0.12% 6/5/15, LOC Bank of America NA, VRDN (b)	20,900	20,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2008 J10, 0.09% 6/5/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	$ 31,465	$ 31,465
Series 2011 A4, 0.09% 6/5/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	32,500	32,500
Series 2012 G, 0.1% 6/5/15 (Liquidity Facility Citibank NA), VRDN (b)	22,200	22,200
Series 2012 G3, 0.1% 6/5/15 (Liquidity Facility Citibank NA), VRDN (b)	115,850	115,850
Series 2013 A5, 0.1% 6/5/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	13,605	13,605
New York City Health & Hosp. Corp. Rev.:
Series 2008 D, 0.13% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	19,180	19,180
Series 2008 E, 0.1% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	16,925	16,925
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(245 East 124th Street Proj.) Series 2008 A, 0.08% 6/5/15, LOC Freddie Mac, VRDN (b)	16,100	16,100
(270 East Burnside Avenue Apts.) Series A, 0.08% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	6,400	6,400
(89 Murray St. Proj.) Series A, 0.1% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	34,000	34,000
(941 Hoe Avenue Apts. Proj.) Series A, 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	6,660	6,660
(Beacon Mews Dev. Proj.) Series 2006 A, 0.1% 6/5/15, LOC Citibank NA, VRDN (b)(e)	8,000	8,000
(Cook Street Apts. Proj.) Series A, 0.11% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,480	4,480
(Courtland Avenue Apts. Proj.) Series A, 0.08% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	7,905	7,905
(East 165th Street Proj.) Series A, 0.12% 6/5/15, LOC Citibank NA, VRDN (b)(e)	7,665	7,665
(First Avenue Dev. Proj.) Series 2002 A, 0.1% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	14,000	14,000
(Intervale Gardens Apts.) Series A, 0.12% 6/5/15, LOC Citibank NA, VRDN (b)(e)	3,115	3,115
(Louis Nine Boulevard Apts. Proj.) Series A, 0.09% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	7,300	7,300
(Manhattan Court Dev. Proj.) Series A, 0.12% 6/5/15, LOC Citibank NA, VRDN (b)(e)	16,500	16,500
(Morris Ave. Apts. Proj.) Series A, 0.1% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	14,700	14,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.: - continued
(Peter Cintron Apts. Proj.) Series C, 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	$ 4,140	$ 4,140
(State Renaissance Court Proj.) Series A, 0.1% 6/5/15, LOC Freddie Mac, VRDN (b)(e)	28,700	28,700
(Villa Avenue Apts. Proj.) Series 2006 A, 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	5,990	5,990
(West 48th Street Dev. Proj.) Series 2001 A, 0.1% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	2,000	2,000
Series 2011 A, 0.12% 6/5/15, LOC Freddie Mac, VRDN (b)(e)	9,350	9,350
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(155 West 21st Street Dev. Proj.) Series 2007 A, 0.08% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	16,900	16,900
(255 West 9th Street Proj.) Series 2001 A, 0.1% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	69,435	69,435
(Brittany Dev. Proj.) Series A, 0.1% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	44,800	44,800
(James Tower Dev. Proj.) Series 2002 A, 0.08% 6/5/15, LOC Fannie Mae, VRDN (b)	3,510	3,510
(Linden Plaza Proj.) Series 2008 A, 0.1% 6/5/15, LOC Freddie Mac, VRDN (b)(e)	64,455	64,455
(Morris Avenue Apts. Proj.) Series A, 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	36,000	36,000
(One Columbus Place Dev. Proj.) Series A, 0.1% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	71,015	71,015
(Related-Tribeca Tower Proj.) Series 1997 A, 0.1% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	15,000	15,000
(Rivereast Apts. Proj.) Series A, 0.1% 6/5/15, LOC Freddie Mac, VRDN (b)(e)	4,150	4,150
(Westport Dev. Proj.) Series 2004 A, 0.1% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	61,000	61,000
Series 2002 A, 0.1% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	51,500	51,500
Series 2009 A:
0.09% 6/5/15, LOC Freddie Mac, VRDN (b)	8,700	8,700
0.13% 6/5/15, LOC Freddie Mac, VRDN (b)	11,700	11,700
New York City Indl. Dev. Agcy. Civic Facility Rev. (Casa Proj.) Series 2000, 0.09% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	14,000	14,000
New York City Indl. Dev. Agcy. Rev. (FC Hanson Office Associates LLC Proj.) Series 2004, 0.11% 6/5/15, LOC Lloyds Bank PLC, VRDN (b)	26,400	26,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 06 69 Class A, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	$ 16,400	$ 16,400
Series EGL 06 74 Class A, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	7,045	7,045
Series EGL 09 46A, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	19,130	19,130
Series Putters 3384, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,750	3,750
Series Putters 3496Z, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,025	7,025
Series ROC II R 11931, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	3,750	3,750
Series 2000 C, 0.07% 6/5/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	3,300	3,300
Series 2008 B1:
0.09% 6/5/15 (Liquidity Facility Royal Bank of Canada), VRDN (b)	5,000	5,000
0.1% 6/5/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	40,000	40,000
Series 2008 BB3, 0.09% 6/5/15 (Liquidity Facility Royal Bank of Canada), VRDN (b)	2,900	2,900
Series 2009 BB2, 0.1% 6/1/15 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	35,900	35,900
Series 2015 BB3, 0.1% 6/5/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	58,650	58,650
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series EGL 14 0015, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	8,865	8,865
Series Putters 4084Z, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,850	3,850
Series ROC II R 11994, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	4,500	4,500
Series ROC II R 14082, 0.12% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	6,200	6,200
Series 2001 A, 0.09% 6/5/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	28,250	28,250
Series 2003 1E, 0.09% 6/5/15 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	10,710	10,710
Series 2003 A2, 0.09% 6/1/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	36,100	36,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Trust Cultural Resources Rev.:
(The New York Botanical Garden Proj.) Series 2009 A, 0.1% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	$ 20,900	$ 20,900
(The Pierpont Morgan Library Proj.) Series 2004, 0.07% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	12,300	12,300
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series Putters 3518, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,640	2,640
Series ROC II R 14005, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	14,030	14,030
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.09% 6/5/15, LOC Bank of America NA, VRDN (b)	135,300	135,300
(Fordham Univ. Proj.) Series 2008 A1, 0.09% 6/5/15, LOC Bank of America NA, VRDN (b)	36,720	36,720
(Rockefeller Univ. Proj.) Series 2009 B, 0.07% 6/5/15 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	2,275	2,275
(Univ. of Rochester Proj.):
Series 2003 C, 0.13% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	36,550	36,550
Series 2008 A1, 0.09% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)	13,165	13,165
Participating VRDN:
ROC II R 11944, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	5,150	5,150
Series EGL 07 0002, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	18,000	18,000
Series EGL 07 0066, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	31,025	31,025
Series ROC II R 11535, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	3,590	3,590
Series ROC II R 11722, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	2,935	2,935
Series ROC II R 11943, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	5,580	5,580
Series 2006 A2, 0.09% 6/5/15, LOC TD Banknorth, NA, VRDN (b)	8,300	8,300
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.09% 6/5/15, LOC Fannie Mae, VRDN (b)	78,045	78,045
(101 West End Hsg. Proj.):
Series 1998 A, 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	38,400	38,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(101 West End Hsg. Proj.): - continued
Series 1999 A, 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	$ 52,850	$ 52,850
Series 2000 A, 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	21,000	21,000
(125 West 31st Street Proj.) Series 2005 A, 0.08% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	92,600	92,600
(150 East 44th Street Hsg. Proj.):
Series 2000 A, 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	49,900	49,900
Series 2001 A, 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	6,900	6,900
(1500 Lexington Avenue Proj.) Series A, 0.1% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	8,000	8,000
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.1% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	111,800	111,800
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.1% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	13,495	13,495
(316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.08% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	43,500	43,500
(360 West 43rd Street Hsg. Proj.) Series A, 0.08% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	9,900	9,900
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.1% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	105,400	105,400
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.1% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	62,100	62,100
(66 West 38th Street Hsg. Proj.) Series A:
0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	4,000	4,000
0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	44,300	44,300
(750 Sixth Avenue Hsg. Proj.) Series 1998 A, 0.08% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	22,200	22,200
(8 East 102nd Street Hsg. Proj.) Series 2010 A, 0.09% 6/5/15, LOC TD Banknorth, NA, VRDN (b)	3,700	3,700
(88 Leonard Street Proj.) Series 2005 A, 0.09% 6/5/15, LOC Landesbank Hessen-Thuringen, VRDN (b)	11,100	11,100
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.1% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	59,000	59,000
(Biltmore Tower Hsg. Proj.) Series A, 0.08% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	43,300	43,300
(Chelsea Apts. Proj.) Series 2003 A, 0.1% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	40,500	40,500
(Chelsea Arms Hsg. Proj.) Series 1998 A, 0.08% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	7,000	7,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Clinton Green South Hsg. Proj.) Series 2005 A, 0.08% 6/5/15, LOC Freddie Mac, VRDN (b)(e)	$ 68,800	$ 68,800
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.08% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)	34,400	34,400
(East 39th Street Hsg. Proj.) Series 1999 A, 0.08% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	21,700	21,700
(Helena Hsg. Proj.) Series 2003 A, 0.1% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	9,000	9,000
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	11,170	11,170
(Reverend Polite Ave. Apt. Hsg. Proj.) Series 2005 A, 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	7,435	7,435
(Sea Park West Hsg. Proj.) Series 2004 A, 0.11% 6/5/15, LOC Freddie Mac, VRDN (b)(e)	11,300	11,300
(Shore Hill Hsg. Proj.) Series 2008 A, 0.08% 6/5/15, LOC Freddie Mac, VRDN (b)	19,500	19,500
(South Cove Plaza Proj.) Series A, 0.1% 6/5/15, LOC Freddie Mac, VRDN (b)(e)	28,000	28,000
(Taconic West 17th St. Proj.) Series 2009 A, 0.09% 6/5/15, LOC Fannie Mae, VRDN (b)	9,050	9,050
(Theatre Row Tower Hsg. Proj.):
Series 2001 A, 0.08% 6/5/15, LOC Freddie Mac, VRDN (b)(e)	10,000	10,000
Series 2002 A, 0.08% 6/5/15, LOC Freddie Mac, VRDN (b)(e)	3,500	3,500
(Tower 31 Hsg. Proj.) Series 2005 A, 0.08% 6/5/15, LOC Freddie Mac, VRDN (b)(e)	51,400	51,400
(Tribeca Park Proj.) Series 1997 A, 0.08% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	74,100	74,100
(West 20th Street Proj.) Series 2001 A:
0.1% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	28,875	28,875
0.1% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	51,000	51,000
(West 23rd Street Hsg. Proj.):
Series 2001 A, 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	26,000	26,000
Series 2002 A, 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	62,600	62,600
(West 33rd Street Hsg. Proj.) Series 2003 A, 0.1% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	26,700	26,700
(West 38th Street Hsg. Proj.) Series 2002 A, 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	16,000	16,000
(Worth Street Hsg. Proj.) Series A, 0.08% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	47,600	47,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
Series 2000 A, 0.08% 6/5/15, LOC Freddie Mac, VRDN (b)(e)	$ 14,500	$ 14,500
Series 2001 A, 0.08% 6/5/15, LOC Freddie Mac, VRDN (b)(e)	31,300	31,300
Series 2004 A, 0.1% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	52,950	52,950
Series 2008 A, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	51,700	51,700
Series 2009 B, 0.09% 6/5/15, LOC Freddie Mac, VRDN (b)	10,700	10,700
Series 2010 A, 0.07% 6/5/15, LOC Freddie Mac, VRDN (b)	27,800	27,800
Series 2012 A, 0.09% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)	19,300	19,300
Series 2012 A1, 0.12% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)	19,600	19,600
Series 2013 A:
0.08% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)	13,000	13,000
0.09% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)	29,500	29,500
0.09% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)	59,700	59,700
0.12% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)	6,000	6,000
Series 2013 A3, 0.09% 6/5/15, LOC Bank of America NA, VRDN (b)	27,675	27,675
Series 2014 A, 0.13% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)	14,800	14,800
Series 2015 A, 0.09% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)	13,350	13,350
Series A, 0.09% 6/5/15, LOC Freddie Mac, VRDN (b)	2,400	2,400
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.1% 6/5/15, LOC Bank of America NA, VRDN (b)	24,100	24,100
Series 2003 M1, 0.1% 6/5/15, LOC Bank of America NA, VRDN (b)	12,355	12,355
New York Liberty Dev. Corp. Participating VRDN Series Putters 4083, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,910	5,910
New York Local Govt. Assistance Corp.:
Series 2008 B3V, 0.08% 6/5/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	92,345	92,344
Series 2008 B7V, 0.1% 6/5/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	25,000	25,000
New York Metropolitan Trans. Auth. Rev. Series 2005 A, 0.08% 6/5/15, LOC Royal Bank of Canada, VRDN (b)	6,000	6,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C1, 0.11% 6/5/15, LOC Mizuho Bank Ltd., VRDN (b)(e)	$ 17,800	$ 17,800
Series 2004 C2, 0.12% 6/5/15, LOC Mizuho Bank Ltd., VRDN (b)(e)	4,000	4,000
Series 2005 A1, 0.1% 6/5/15, LOC Mizuho Bank Ltd., VRDN (b)	4,150	4,150
Series 2010 A4, 0.09% 6/5/15, LOC Bank of Nova Scotia, VRDN (b)(e)	16,500	16,500
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	4,800	4,800
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Syracuse Univ. Proj.) Series 2005 B, 0.08% 6/5/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	15,700	15,700
Triborough Bridge & Tunnel Auth. Revs. Series 2005 B3, 0.1% 6/5/15 (Liquidity Facility Bank of America NA), VRDN (b)	28,400	28,400
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.09% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	16,275	16,275
		4,062,864
New York And New Jersey - 0.6%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 0.14% 6/5/15 (Liquidity Facility Citibank NA) (b)(e)(f)	151,450	151,450
North Carolina - 1.5%
Charlotte Ctfs. of Prtn. Participating VRDN Series Putters 4724, 0.1% 6/5/15 (Liquidity Facility Bank of America NA) (b)(f)	11,680	11,680
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.08% 6/5/15, LOC Bank of America NA, VRDN (b)	25,480	25,480
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series BC 09 43W, 0.12% 6/5/15 (Liquidity Facility Barclays Bank PLC) (b)(f)	5,000	5,000
Series 2002 C, 0.08% 6/5/15 (Liquidity Facility Bank of America NA), VRDN (b)	21,310	21,310
Greensboro Combined Enterprise Sys. Rev. Series 2014 A, 0.1% 6/5/15 (Liquidity Facility Bank of America NA), VRDN (a)(b)	15,635	15,635
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.35% 6/5/15, VRDN (b)(e)	2,100	2,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 0.09% 6/5/15, LOC Rabobank Nederland New York Branch, VRDN (b)	$ 8,485	$ 8,485
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (Greensboro College Proj.) 0.12% 6/5/15, LOC Bank of America NA, VRDN (b)	1,800	1,800
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 14 0050, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	38,165	38,165
Series EGL 14 0051, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	14,220	14,220
Series EGL 14 0052, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	58,165	58,165
Series ROC II R 11850, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	12,600	12,600
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A1, 0.12% 6/5/15, LOC Branch Banking & Trust Co., VRDN (b)	2,875	2,875
(WakeMed Proj.):
Series 2009 B, 0.1% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)	26,200	26,200
Series 2009 C, 0.1% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)	31,800	31,800
Participating VRDN:
Series 15 XF0147, 0.11% 6/5/15 (Liquidity Facility Toronto-Dominion Bank) (b)(f)	9,365	9,365
Series BC 10 31W, 0.12% 6/5/15 (Liquidity Facility Barclays Bank PLC) (b)(f)	3,625	3,625
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.1% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)	38,615	38,615
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.09% 6/5/15, LOC Cr. Industriel et Commercial, VRDN (b)	34,730	34,730
Piedmont Triad Arpt. Auth. Series 2008 B, 0.13% 6/5/15, LOC Branch Banking & Trust Co., VRDN (b)(e)	16,000	16,000
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	4,950	4,950
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 0.23% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	$ 100	$ 100
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	28,900	28,900
		411,800
North Dakota - 0.0%
Cass County Solid Waste Disp. Rev. (Tharaldson Ethanol Plant I, LLC Proj.) Series 2007, 0.4% 6/5/15, LOC Bank of America NA, VRDN (b)(e)	300	300
Ohio - 0.9%
Columbus Gen. Oblig. Participating VRDN Series Clipper 08 2, 0.1% 6/5/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	7,985	7,985
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.09% 6/5/15, LOC PNC Bank NA, VRDN (b)	8,900	8,900
Series 2000, 0.09% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	31,700	31,700
Series 2007 M, 0.09% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	5,000	5,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.19% 6/5/15, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (b)	33,500	33,500
Middletown Hosp. Facilities Rev. Series 2008 A, 0.09% 6/5/15, LOC PNC Bank NA, VRDN (b)	11,800	11,800
Ohio Air Quality Dev. Auth. Rev. (Dayton Pwr. & Lt. Co. Proj.):
Series 2008 A, 0.12% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	16,700	16,700
Series 2008 B, 0.09% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	21,100	21,100
Ohio Gen. Oblig. (Common Schools Proj.) Series 2005 B, 0.07% 6/5/15, VRDN (b)	8,400	8,400
Ohio Higher Edl. Facility Commission Rev. (Case Western Reserve Univ. Proj.) Series 2008 A, 0.11% 6/5/15, LOC PNC Bank NA, VRDN (b)	5,100	5,100
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3552, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,500	3,500
Series Putters 3558, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,800	4,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series B, 0.1% 6/5/15 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	$ 11,100	$ 11,100
Series 2004 D, 0.11% 6/5/15 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	1,300	1,300
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2008 B, 0.1% 6/5/15 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	5,900	5,900
Ohio State Univ. Gen. Receipts:
Series 2001, 0.07% 6/5/15, VRDN (b)	17,880	17,880
Series 2010 E, 0.07% 6/5/15, VRDN (b)	51,100	51,100
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.15% 6/5/15, LOC Bank of America NA, VRDN (b)(e)	2,900	2,900
		248,665
Oklahoma - 0.0%
Tulsa Arpts. Impt. Trust Spl. Facility Rev. 0.13% 6/5/15, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	10,120	10,120
Univ. Hospitals Trust Rev. Series 2005 A, 0.1% 6/5/15, LOC Bank of America NA, VRDN (b)	1,250	1,250
		11,370
Oregon - 0.6%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.):
Series 2008 A, 0.09% 6/5/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	10,300	10,300
Series 2008 C, 0.09% 6/5/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	16,500	16,500
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	3,615	3,615
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series BC 11 5W, 0.12% 6/5/15 (Liquidity Facility Barclays Bank PLC) (b)(f)	6,555	6,555
Port of Portland Arpt. Rev.:
Series Eighteen A, 0.1% 6/5/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	38,395	38,395
Series Eighteen B, 0.11% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	51,205	51,205
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 0.12% 6/5/15, LOC Bank of America NA, VRDN (b)(e)	3,445	3,445
(New Columbia - Trouton Proj.) Series 2005, 0.12% 6/5/15, LOC Bank of America NA, VRDN (b)(e)	5,590	5,590
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 0.13% 6/5/15, LOC Freddie Mac, VRDN (b)(e)	$ 15,000	$ 15,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.09% 6/5/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	9,500	9,500
		160,105
Pennsylvania - 0.8%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.):
Series 2005 A, 0.11% 6/5/15, LOC PNC Bank NA, VRDN (b)	8,900	8,900
Series 2005 B, 0.11% 6/5/15, LOC PNC Bank NA, VRDN (b)	7,155	7,155
BB&T Muni. Trust Participating VRDN Series BBT 08 1, 0.11% 6/5/15 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	1,500	1,500
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.1% 6/5/15, LOC PNC Bank NA, VRDN (b)	13,560	13,560
Bucks County Indl. Dev. Auth. Rev. (Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.3% 6/5/15, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,210	2,210
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.11% 6/5/15, LOC PNC Bank NA, VRDN (b)	11,015	11,015
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.1% 6/5/15, LOC Citizens Bank of Pennsylvania, VRDN (b)	19,825	19,825
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.12% 6/5/15, LOC Manufacturers & Traders Trust Co., VRDN (b)	11,340	11,340
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3490Z, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,505	4,505
Lackawanna Hotel Room Rental Tax Rev. Series 2013, 0.11% 6/5/15, LOC PNC Bank NA, VRDN (b)	8,990	8,990
Lancaster Indl. Dev. Auth. Rev. (Willow Valley Retirement Proj.) Series 2009 B, 0.1% 6/5/15, LOC PNC Bank NA, VRDN (b)	15,705	15,705
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.11% 6/5/15, LOC PNC Bank NA, VRDN (b)	7,300	7,300
Luzerne County Convention Ctr. Series 2012, 0.11% 6/5/15, LOC PNC Bank NA, VRDN (b)	6,200	6,200
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.1% 6/5/15, LOC Citizens Bank of Pennsylvania, VRDN (b)	9,900	9,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Northeastern Pennsylvania Hosp. and Ed. Auth. Rev. (The Commonwealth Med. College Proj.) Series 2009, 0.1% 6/5/15, LOC PNC Bank NA, VRDN (b)	$ 7,760	$ 7,760
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 1996 D5, 0.25% 6/5/15, LOC PNC Bank NA, VRDN (b)(e)	500	500
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) Series 2007, 0.16% 6/5/15, LOC Citibank NA, VRDN (b)(e)	2,200	2,200
Pennsylvania Gen. Oblig. Participating VRDN Series Putters 3352Z, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,590	3,590
Philadelphia Arpt. Rev.:
Series 2005 C1, 0.1% 6/5/15, LOC TD Banknorth, NA, VRDN (b)(e)	20,005	20,005
Series 2005 C2, 0.11% 6/5/15, LOC Royal Bank of Canada, VRDN (b)(e)	11,555	11,555
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 0.35% 6/5/15, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,000	1,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series E, 0.1% 6/5/15, LOC PNC Bank NA, VRDN (b)	4,000	4,000
Washington County Hosp. Auth. Rev.:
(Monongahela Valley Hosp. Proj.):
Series 2011 A, 0.11% 6/5/15, LOC PNC Bank NA, VRDN (b)	2,540	2,540
Series 2011 B, 0.11% 6/5/15, LOC PNC Bank NA, VRDN (b)	10,175	10,175
(Washington Hosp. Proj.) Series 2007 B, 0.11% 6/5/15, LOC PNC Bank NA, VRDN (b)	16,500	16,500
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.11% 6/5/15, LOC PNC Bank NA, VRDN (b)	2,765	2,765
		210,695
Rhode Island - 0.5%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 0.1% 6/5/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	32,800	32,800
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.09% 6/5/15, LOC TD Banknorth, NA, VRDN (b)	22,400	22,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.: - continued
(Rhode Island School of Design Proj.):
Series 2008 A, 0.08% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	$ 50,295	$ 50,295
Series 2008 B, 0.08% 6/5/15, LOC TD Banknorth, NA, VRDN (b)	7,510	7,510
(Roger Williams Univ. Proj.) Series 2008 B, 0.09% 6/5/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	15,170	15,170
		128,175
South Carolina - 0.5%
Anderson County School District #5 Gen. Oblig. Participating VRDN Series BA 08 1181, 0.12% 6/5/15 (Liquidity Facility Bank of America NA) (b)(f)	14,650	14,650
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.):
Series 1999 A, 0.12% 6/1/15, VRDN (b)	1,000	1,000
Series 1999 B, 0.13% 6/1/15, VRDN (b)(e)	2,300	2,300
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Bon Secours Health Sys. Proj.):
Series 2008 D, 0.1% 6/5/15, LOC Bank of New York, New York, VRDN (b)	9,870	9,870
0.09% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	50,000	50,000
(Chambers Richland Co. Landfill Proj.) Series 1997, 0.13% 6/1/15, LOC Bank of America NA, VRDN (b)(e)	10,000	10,000
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 0.14% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	15,000	15,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev.:
(South Carolina Elec. & Gas Co. Proj.) Series 2008, 0.15% 6/5/15, LOC TD Banknorth, NA, VRDN (b)(e)	13,790	13,790
(South Carolina Generating Co., Inc. Proj.) Series 2008, 0.15% 6/5/15, LOC TD Banknorth, NA, VRDN (b)(e)	20,700	20,700
		137,310
South Dakota - 0.0%
South Dakota Hsg. Dev. Auth. (Harmony Heights Proj.) Series 2001, 0.13% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	6,500	6,500
Tennessee - 1.6%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.09% 6/1/15, LOC Bank of America NA, VRDN (b)	16,600	16,600
Series 2003, 0.09% 6/1/15, LOC Bank of America NA, VRDN (b)	11,800	11,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.): - continued
Series 2004, 0.09% 6/1/15, LOC Bank of America NA, VRDN (b)	$ 12,300	$ 12,300
Series 2005, 0.09% 6/1/15, LOC Bank of America NA, VRDN (b)	37,200	37,200
Series 2008, 0.09% 6/1/15, LOC Bank of America NA, VRDN (b)	26,905	26,905
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 0.13% 6/5/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(e)	5,000	5,000
Johnson City Health & Edl. Hosp. Rev.:
(Mountain States Health Alliance Proj.):
Series 2011 A, 0.09% 6/5/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	32,935	32,935
Series 2011 B, 0.09% 6/5/15, LOC PNC Bank NA, VRDN (b)	4,260	4,260
Series 2013 A, 0.09% 6/5/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	4,075	4,075
Lewisburg Indl. Dev. Board (Waste Mgmt., Inc., Proj.) 0.13% 6/5/15, LOC PNC Bank NA, VRDN (b)(e)	25,000	25,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 0.11% 6/5/15, VRDN (b)(e)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.13% 6/5/15, LOC Rabobank Nederland, VRDN (b)(e)	29,700	29,700
Memphis Health, Edl. & Hsg. Facilities Board:
(Ashland Lakes Apts. Proj.) Series A, 0.12% 6/5/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	10,000	10,000
(Watergrove Apts. Proj.) Series 2004, 0.1% 6/5/15, LOC Freddie Mac, VRDN (b)	18,170	18,170
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	15,000	15,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.1% 6/5/15, LOC Bank of America NA, VRDN (b)	16,900	16,900
Series 2002, 0.09% 6/1/15, LOC Bank of America NA, VRDN (b)	4,700	4,700
Series 2004, 0.09% 6/1/15, LOC Bank of America NA, VRDN (b)	24,040	24,040
Series 2006, 0.09% 6/1/15, LOC Bank of America NA, VRDN (b)	70,930	70,930
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 67,475	$ 67,475
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series 2UX, 0.12% 6/5/15 (Liquidity Facility Barclays Bank PLC) (b)(f)	2,500	2,500
		447,090
Texas - 5.7%
Austin Arpt. Sys. Rev.:
Series 2005 1, 0.12% 6/5/15, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	49,700	49,700
Series 2005 2, 0.12% 6/5/15, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	49,650	49,650
Series 2005 3, 0.12% 6/5/15, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	28,000	28,000
Austin Wtr. & Wastewtr. Sys. Rev.:
Participating VRDN Series ROC II R 11992, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	3,810	3,810
Series 2008, 0.1% 6/5/15, LOC Citibank NA, VRDN (b)	15,880	15,880
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 0.12% 6/1/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	3,800	3,800
Series 2002 A, 0.12% 6/1/15, LOC Bank of America NA, VRDN (b)(e)	2,100	2,100
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 0.13% 6/5/15, LOC HSBC Bank U.S.A., NA, VRDN (b)(e)	6,250	6,250
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 0.11% 6/5/15, LOC Citibank NA, VRDN (b)(e)	13,775	13,775
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) Series 2002, 0.11% 6/5/15, LOC Citibank NA, VRDN (b)(e)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.11% 6/5/15, LOC Bank of America NA, VRDN (b)(e)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 0.11% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	12,500	12,500
Series 2001, 0.11% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	12,500	12,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Calhoun Port Auth. Envir. Facilities Rev.:
(Formosa Plastics Corp. Proj.) Series 2012, 0.11% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	$ 24,800	$ 24,800
(Formosa Plastics Corp. Texas Proj.):
Series 2007 A, 0.11% 6/5/15, LOC PNC Bank NA, VRDN (b)(e)	47,300	47,300
Series 2008, 0.11% 6/5/15, LOC Bank of America NA, VRDN (b)(e)	40,000	40,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	5,390	5,390
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	6,980	6,980
Frisco Independent School District Participating VRDN Series ROC II R 11960, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	6,310	6,310
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 0.13% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	8,260	8,260
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.13% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	14,100	14,100
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Mermann Health Sys. Proj.) Series 2013 C, 0.08% 6/5/15, VRDN (b)	31,100	31,100
(YMCA of the Greater Houston Area Proj.) Series 2013 B, 0.09% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	27,905	27,905
Series 2014 C, 0.08% 6/5/15, VRDN (b)	10,000	10,000
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.09% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	2,365	2,365
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	6,515	6,515
(Louetta Village Apts. Proj.) Series 2005, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	6,380	6,380
(Primrose Aldine Bender Apt. Proj.) Series 2004, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	7,310	7,310
(Primrose at Bammel Apts. Proj.) Series 2005, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	7,880	7,880
(Quail Chase Apts. Proj.) Series 1999, 0.12% 6/5/15, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	11,110	11,110
(Wellington Park Apts. Proj.) Series 2004, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	11,650	11,650
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Arpt. Sys. Rev. Series 2010, 0.11% 6/5/15, LOC Barclays Bank PLC, VRDN (b)	$ 67,915	$ 67,915
Houston Gen. Oblig. Participating VRDN Series Putters 4338, 0.14% 6/5/15 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	6,345	6,345
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	6,000	6,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) Series 2005, 0.12% 6/5/15, LOC Citibank NA, VRDN (b)(e)	8,835	8,835
(Little Nell Apts. Proj.) Series 2003, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	12,000	12,000
(Mayfair Park Apts. Proj.) Series 2004, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	5,500	5,500
Houston Util. Sys. Rev.:
Participating VRDN:
Series Putters 4719, 0.1% 6/5/15 (Liquidity Facility Bank of America NA) (b)(f)	14,400	14,400
Series ROC II R 11411, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	9,290	9,290
Series ROC II R 12267, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	16,795	16,795
Series 2004 B3, 0.11% 6/5/15, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	10,600	10,600
Series 2004 B4, 0.09% 6/5/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	41,700	41,700
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.35% 6/5/15, VRDN (b)(e)	12,600	12,600
Judson Independent School District Participating VRDN Series MS 06 1859, 0.1% 6/5/15 (Liquidity Facility Wells Fargo & Co.) (b)(f)	7,890	7,890
Klein Independent School District Participating VRDN Series ROCS II R 11942, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	5,145	5,145
Leander Independent School District Participating VRDN Series BC 10 28W, 0.12% 6/5/15 (Liquidity Facility Barclays Bank PLC) (b)(f)	2,050	2,050
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.15% 6/5/15, LOC Bank of America NA, VRDN (b)(e)	11,950	11,950
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 0.12% 6/5/15, LOC Freddie Mac, VRDN (b)(e)	7,470	7,470
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North East Texas Independent School District Participating VRDN Series EGL 14 0018, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	$ 22,305	$ 22,305
Northside Independent School District Participating VRDN Series ROC II R 11965, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	3,505	3,505
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.1% 6/5/15 (Liquidity Facility Wells Fargo & Co.) (b)(f)	11,665	11,665
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.36% 6/1/15, VRDN (b)	14,200	14,200
Series 2004, 0.38% 6/5/15, VRDN (b)(e)	97,850	97,850
Series 2009 A, 0.36% 6/1/15, VRDN (b)	1,300	1,300
Series 2009 C, 0.35% 6/1/15, VRDN (b)	5,800	5,800
Series 2010 B, 0.36% 6/1/15, VRDN (b)	14,985	14,985
Series 2010 D, 0.35% 6/1/15, VRDN (b)	5,800	5,800
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2000, 0.11% 6/5/15, VRDN (b)(e)	24,000	24,000
Series 2001, 0.11% 6/5/15, VRDN (b)(e)	25,000	25,000
Series 2010 A, 0.1% 6/5/15 (Total SA Guaranteed), VRDN (b)	1,000	1,000
Series 2012, 0.1% 6/5/15 (Total SA Guaranteed), VRDN (b)	10,000	10,000
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.1% 6/5/15 (Total SA Guaranteed), VRDN (b)	34,200	34,200
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.):
0.09% 6/5/15, LOC BNP Paribas SA, VRDN (b)(e)	50,000	50,000
0.09% 6/5/15, LOC MUFG Union Bank NA, VRDN (b)(e)	50,000	50,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN:
Series Putters 3344, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,700	1,700
Series Putters 3560, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,015	9,015
Series Putters 3688Z, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,570	4,570
Series Putters 4356, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	17,750	17,750
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (Tindall Corp. Proj.) Series 2008 A, 0.13% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	6,400	6,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.1% 6/5/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	$ 7,465	$ 7,465
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.):
Series 2011 D, 0.09% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	12,870	12,870
Series 2011 E, 0.1% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)	18,365	18,365
(Methodist Hospitals of Dallas Proj.) Series 2008, 0.1% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	87,000	87,000
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 1, 0.1% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)	22,430	22,430
Participating VRDN Series Putters 4363, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,625	11,625
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 0028, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,750	6,750
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.19% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	2,000	2,000
Texas City Indl. Dev. Corp. (Del Papa Realty Hldgs. LP Proj.) Series 2011, 0.1% 6/5/15, LOC Bank of America NA, VRDN (b)	11,800	11,800
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series 2004, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	11,500	11,500
(Chisholm Trail Proj.) Series 2004, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	5,100	5,100
(Pinnacle Apts. Proj.) Series 2004, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	13,365	13,365
(Residences at Sunset Pointe Proj.) Series 2006, 0.16% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	15,000	15,000
(St. Augustine Estate Proj.) Series 2005, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	5,980	5,980
(Windshire Apts. Proj.) Series 2007, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	13,400	13,400
Series 2004, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	11,100	11,100
Series 2006, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	13,590	13,590
Texas Gen. Oblig.:
(Veterans' Hsg. Assistance Prog.):
Fund II Series 2005 B, 0.1% 6/5/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	20,500	20,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.: - continued
(Veterans' Hsg. Assistance Prog.): - continued
Fund II Series 2007 A, 0.1% 6/5/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	$ 34,805	$ 34,805
Participating VRDN:
Series 15 XF0075, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,915	11,915
Series DB 448, 0.16% 6/5/15 (Liquidity Facility Deutsche Bank AG) (b)(e)(f)	5,585	5,585
Series MS 3404, 0.11% 6/5/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	11,550	11,550
Series Putters 3478, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,995	4,995
Series Putters 3480, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,495	7,495
Series 2012 A, 0.09% 6/5/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	17,100	17,100
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series WF 11 79C, 0.11% 6/5/15 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	6,335	6,335
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) Series 2004, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	9,185	9,185
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series 15 XF0067, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,180	2,180
		1,547,335
Utah - 0.1%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.11% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)	7,565	7,565
Utah County Hosp. Rev. Participating VRDN Series 15 ZF0221, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,665	11,665
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) Series 2005 A, 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	8,485	8,485
		27,715
Virginia - 0.9%
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	21,720	21,720
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.11% 6/5/15, LOC Freddie Mac, VRDN (b)(e)	4,000	4,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Fairfax County Indl. Dev. Auth.:
(Inova Health Sys. Proj.) Series 2005 A2, 0.1% 6/5/15, VRDN (b)	$ 28,270	$ 28,270
Participating VRDN Series MS 3309, 0.1% 6/5/15 (Liquidity Facility Cr. Suisse AG) (b)(f)	2,300	2,300
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (U.S.A. Waste of Virginia Landfills, Inc. Proj.) Series 2000, 0.13% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	10,000	10,000
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.1% 6/5/15, LOC Bank of New York, New York, VRDN (b)	1,000	1,000
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.):
Series 2003 C, 0.07% 6/5/15, VRDN (b)	15,000	15,000
Series 2003 D, 0.07% 6/5/15, VRDN (b)	14,840	14,840
Series 2003 E, 0.09% 6/5/15, VRDN (b)	32,950	32,950
Series 2003 F, 0.09% 6/5/15, VRDN (b)	27,900	27,900
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.16% 6/5/15, LOC Bank of America NA, VRDN (b)	3,500	3,500
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 0.13% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	3,240	3,240
Series 2001, 0.13% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	2,750	2,750
Series 2006, 0.13% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	4,200	4,200
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 0.13% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	10,000	10,000
Univ. of Virginia Gen. Rev. Participating VRDN Series EGL 14 0048, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	24,390	24,390
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series RBC O 67, 0.09% 6/5/15 (Liquidity Facility Royal Bank of Canada) (b)(f)	6,770	6,770
Virginia Pub. School Auth. Participating VRDN Series CTE 05 38, 0.1% 6/5/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	17,955	17,955
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series ROC II R 11923, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	$ 3,680	$ 3,680
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN Series Putters 3791Z, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,015	1,015
		235,480
Washington - 3.1%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,280	8,280
Chelan County Pub. Util. District #1 Rev. Series 2008 B, 0.09% 6/5/15 (Liquidity Facility MUFG Union Bank NA), VRDN (b)	12,000	12,000
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 0.12% 6/5/15, LOC Bank of America NA, VRDN (b)(e)	16,540	16,540
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	21,775	21,775
Series Putters 15 XM0012, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,950	6,950
Series ROC II R 11962, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	2,200	2,200
Port of Seattle Rev.:
Series 1997, 0.11% 6/5/15, LOC Bank of America NA, VRDN (b)(e)	108,830	108,830
Series 2008, 0.11% 6/5/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(e)	128,715	128,715
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 0.1% 6/5/15, LOC Bank of America NA, VRDN (b)	25,000	25,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.12% 6/5/15 (Liquidity Facility Wells Fargo & Co.) (b)(f)	2,530	2,530
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 0.1% 6/5/15, LOC Bank of America NA, VRDN (b)	7,535	7,535
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series D, 0.13% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	20,000	20,000
Series E, 0.13% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	17,300	17,300
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.1% 6/5/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	18,000	18,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series GS 06 7T, 0.1% 6/5/15 (Liquidity Facility Wells Fargo & Co.) (b)(f)	$ 16,395	$ 16,395
Series MS 33 864X, 0.11% 6/5/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	2,500	2,500
Series Putters 3501Z, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,660	11,660
Series Putters 3539, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,000	10,000
Series Putters 3854, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,500	3,500
Series putters 4033, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,100	5,100
Series ROC 14090, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	4,700	4,700
Series ROC II R 14074, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (b)(f)	8,000	8,000
Series WF 11-16C, 0.11% 6/5/15 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	20,100	20,100
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0082, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,000	8,000
Series 15 XF0083, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,375	9,375
Series 15 XF0132, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,345	5,345
Series 15 XF0148, 0.1% 6/5/15 (Liquidity Facility Bank of America NA) (b)(f)	7,485	7,485
Series Solar 07 66, 0.1% 6/5/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	19,570	19,570
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Avalon Ridge Apts. Proj.) Series 1999, 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	18,240	18,240
(Ballard Landmark Inn Proj.) Series A, 0.12% 6/5/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(e)	27,290	27,290
(Crestview Apts. Proj.) Series 2004, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	14,000	14,000
(Discovery Heights Apt. Proj.) Series 2010, 0.09% 6/5/15, LOC Freddie Mac, VRDN (b)	11,800	11,800
(Echo Lake Sr. Apts. Proj.) Series 2006, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	17,970	17,970
(Fairwinds Redmond Proj.) Series A, 0.12% 6/5/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(e)	19,250	19,250
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: - continued
(Gardens Univ. Village Apt. Proj.) Series A, 0.11% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	$ 48,540	$ 48,540
(Highland Park Apts. Proj.) Series A, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	9,040	9,040
(Interurban Sr. Living Apts. Proj.) Series 2012, 0.11% 6/5/15, LOC Freddie Mac, VRDN (b)	7,375	7,375
(Merrill Gardens at Renton Centre Proj.) Series A, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	20,790	20,790
(Pinehurst Apts. Proj.) Series A, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	12,000	12,000
(Reserve at Renton Apts. Proj.) Series 2014, 0.11% 6/5/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)	4,000	4,000
(Reserve at SeaTac Apts. Proj.) Series 2015, 0.1% 6/5/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)	5,500	5,500
(Silver Creek Apts. Proj.) Series A, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	12,250	12,250
(The Cambridge Apts. Proj.) Series 2009, 0.1% 6/5/15, LOC Fannie Mae, VRDN (b)	10,500	10,500
(The Lodge at Eagle Ridge Proj.) Series A, 0.12% 6/5/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(e)	9,485	9,485
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	15,750	15,750
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	7,535	7,535
(Urban Ctr. Apts. Proj.) Series 2012, 0.11% 6/5/15, LOC Freddie Mac, VRDN (b)	25,400	25,400
(Vintage Mount Vernon Proj.) Series A, 0.12% 6/5/15, LOC Fannie Mae, VRDN (b)(e)	7,500	7,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.1% 6/5/15, LOC Fannie Mae, VRDN (b)	3,750	3,750
(Willow Tree Grove Apts. Proj.) Series 2011, 0.09% 6/5/15, LOC Freddie Mac, VRDN (b)	4,640	4,640
		839,990
West Virginia - 0.8%
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.13% 6/5/15, LOC Bank of America NA, VRDN (b)(e)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.11% 6/5/15, LOC Deutsche Bank AG, VRDN (b)(e)	8,700	8,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.): - continued
Series 1990 B, 0.11% 6/5/15, LOC Deutsche Bank AG, VRDN (b)(e)	$ 8,700	$ 8,700
Series 1990 C, 0.11% 6/5/15, LOC Deutsche Bank AG, VRDN (b)(e)	4,400	4,400
Series 1990 D, 0.11% 6/5/15, LOC Deutsche Bank AG, VRDN (b)(e)	4,500	4,500
West Virginia Econ. Dev. Auth. Energy (Morgantown Energy Associates Proj.) Series 2011, 0.12% 6/5/15, LOC MUFG Union Bank NA, VRDN (b)(e)	43,200	43,200
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.):
Series 2008 B, 0.11% 6/5/15, LOC Mizuho Bank Ltd., VRDN (b)(e)	45,775	45,775
Series 2009 A, 0.1% 6/5/15, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	25,775	25,775
Series 2009 B, 0.09% 6/5/15, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	1,800	1,800
(Appalachian Pwr. Co. - Mountaineer Proj.) Series 2008 A, 0.1% 6/5/15, LOC Mizuho Bank Ltd., VRDN (b)(e)	59,700	59,700
West Virginia Hosp. Fin. Auth. Rev.:
(Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.09% 6/5/15, LOC Branch Banking & Trust Co., VRDN (b)	6,400	6,400
(Pallottine Health Svcs. Proj.) 0.18% 6/5/15, LOC Fifth Third Bank, Cincinnati, VRDN (b)	175	175
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.13% 6/5/15, LOC Bank of America NA, VRDN (b)(e)	6,580	6,580
		224,125
Wisconsin - 0.4%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.09% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	20,700	20,700
Wisconsin Health & Edl. Facilities Participating VRDN Series MS 3337, 0.1% 6/5/15 (Liquidity Facility Cr. Suisse AG) (b)(f)	5,000	5,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 1999 C, 0.08% 6/5/15, LOC JPMorgan Chase Bank, VRDN (b)	41,880	41,880
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Oakwood Village Proj.) Series 2005, 0.1% 6/5/15, LOC BMO Harris Bank NA, VRDN (b)	$ 19,610	$ 19,610
Participating VRDN Series Floaters 3184, 0.11% 6/5/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	11,860	11,860
		99,050
Wyoming - 0.1%
Converse County Envir. Impt. Rev. Series 1995, 0.28% 6/5/15, VRDN (b)(e)	1,200	1,200
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 A, 0.13% 6/5/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	5,000	5,000
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.24% 6/5/15, VRDN (b)(e)	19,500	19,500
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.11% 6/5/15, LOC Bank of Nova Scotia, VRDN (b)	10,630	10,630
		36,330
TOTAL VARIABLE RATE DEMAND NOTE (Cost $16,284,746)		16,284,746
Other Municipal Debt - 33.4%

Alabama - 0.0%
Alabama Pub. School & College Auth. Rev. Bonds Series 2007, 5% 12/1/15	2,325	2,381
Alaska - 0.2%
Alaska Gen. Oblig. Bonds Series 2012 A, 4% 8/1/15	5,700	5,737
Anchorage Gen. Oblig. Bonds:
Series A, 1.25% 9/1/15	1,655	1,660
Series D, 1.25% 9/1/15	7,200	7,220
North Slope Borough Gen. Oblig. Bonds:
Series 2005 A, 5% 6/30/15	1,250	1,255
Series 2011 A, 4% 6/30/15	3,450	3,461
Series 2011 B:
4% 6/30/15	3,000	3,009
5% 6/30/15	7,000	7,027
Series 2014 A, 2% 6/30/15	12,000	12,018
		41,387
Arizona - 0.2%
Arizona State Lottery Rev. Bonds Series 2010 A, 5% 7/1/15	4,590	4,608
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Series 2014 A2, 0.07% 7/13/15, LOC Barclays Bank PLC, CP	$ 17,400	$ 17,400
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C:
0.07% 7/16/15, CP	15,400	15,400
0.08% 8/3/15, CP	5,300	5,300
		42,708
California - 5.8%
California Gen. Oblig.:
Bonds 6% 4/1/16	4,435	4,648
RAN 1.5% 6/22/15	974,400	975,171
Los Angeles Cmnty. College District Bonds Series WF 11 36C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	4,840	4,840
Los Angeles County Gen. Oblig. TRAN 1.5% 6/30/15	164,800	164,981
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.1% 6/18/15 (Liquidity Facility Wells Fargo Bank NA), CP	8,000	8,000
Los Angeles Gen. Oblig. TRAN 1.5% 6/25/15	356,500	356,825
Newport Mesa Unified School District Bonds Series WF 11 70Z, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	15,030	15,030
Riverside County Gen. Oblig. TRAN 1.5% 6/30/15	27,100	27,129
San Bernardino County Gen. Oblig. TRAN 2% 6/30/15	18,400	18,427
San Diego Unified School District TRAN Series A, 1.5% 6/30/15	10,500	10,512
		1,585,563
Colorado - 1.4%
Colorado Ed. Ln. Prog. TRAN:
Series 2014 A, 1% 6/29/15	101,500	101,569
Series 2014 B, 1.75% 6/29/15	167,400	167,614
Colorado Gen. Fdg. Rev. TRAN Series A, 1.5% 6/26/15	48,300	48,346
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2015 A, 0.28%, tender 12/28/15 (b)	41,540	41,540
Series 2015 B, 0.28%, tender 12/28/15 (b)	8,570	8,570
Series 2015 C, 0.28%, tender 12/28/15 (b)	11,645	11,645
		379,284
Connecticut - 0.6%
Connecticut Gen. Oblig. Bonds:
Series 2005 C, 5% 6/1/15	1,250	1,250
Series 2007 C, 5% 6/1/15	1,000	1,000
Series 2012 C, 4% 6/1/15	19,055	19,055
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Gen. Oblig. Bonds: - continued
Series 2014 C:
2% 6/15/15	$ 32,000	$ 32,023
4% 6/15/16	22,700	23,566
Series 2014 E, 2% 9/1/15	15,000	15,070
Series 2015 A, 2% 3/15/16	8,800	8,923
Series 2015 B, 2% 6/15/16	11,900	12,109
Series 2015 D, 0.18% 6/15/16 (b)	11,770	11,770
Fairfield Gen. Oblig. BAN 1% 7/17/15	7,015	7,023
Greenwich Gen. Oblig. BAN 1.25% 1/21/16	15,000	15,102
Guilford Gen. Oblig. BAN 1% 8/11/15	16,400	16,428
		163,319
Delaware - 0.1%
Delaware Gen. Oblig. Bonds:
Series 2009 C, 5% 10/1/15	8,000	8,130
Series 2011, 5% 7/1/15	2,400	2,410
Series 2014 B, 3% 7/1/15	11,845	11,873
		22,413
District Of Columbia - 0.4%
District of Columbia Gen. Oblig. Bonds Series 2013 A, 4% 6/1/15	11,675	11,675
District of Columbia Rev. Bonds Series 2000, 0.08% tender 8/6/15, LOC JPMorgan Chase Bank, CP mode	10,000	10,000
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series B, 0.12% 6/23/15, LOC Landesbank Hessen-Thuringen, CP	6,000	6,000
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.07% 6/24/15, LOC JPMorgan Chase Bank, CP	15,000	15,000
0.08% 7/29/15, LOC JPMorgan Chase Bank, CP	10,000	10,000
0.1% 6/5/15, LOC JPMorgan Chase Bank, CP	20,300	20,300
0.11% 8/7/15, LOC JPMorgan Chase Bank, CP	30,500	30,500
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2 A1, 0.08% 7/15/15, LOC Sumitomo Mitsui Banking Corp., CP	14,300	14,300
		117,775
Florida - 2.0%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. & Clinics, Inc. Proj.) Series 2008 A, 0.07% tender 6/9/15, LOC Bank of America NA, CP mode	21,200	21,200
Florida Board of Ed. Bonds Series 2014 B, 5% 1/1/16	37,239	38,287
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Lottery Rev. Bonds:
Series 2005 A, 5.25% 7/1/15	$ 3,645	$ 3,660
Series 2007 A, 5% 7/1/15	3,200	3,213
Series 2008 B, 5% 7/1/15	3,915	3,931
Series 2010 E, 5% 7/1/15	8,975	9,011
Series 2012 A, 4% 7/1/15	1,125	1,129
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series 2005 A, 5% 6/1/15	8,865	8,865
Series 2011 C, 5% 6/1/15	5,000	5,000
Series 2012 A, 5% 6/1/15	27,220	27,220
Series 2012 D, 5% 6/1/15	5,000	5,000
Series 2013 B, 5% 6/1/15	8,450	8,450
Series 2013 C, 5% 6/1/15	8,265	8,265
Florida Dept. of Envir. Protection Rev. Bonds Series 2011 B, 5% 7/1/15	15,335	15,396
Florida Dept. of Mgmt. Svcs. Ctfs. of Prtn. Bonds Series 2015 A, 5% 8/1/15	9,790	9,870
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 07 30, 0.09%, tender 6/25/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)(g)	22,000	22,000
Florida Gen. Oblig. Bonds Series 2012 B, 5% 7/1/15	7,310	7,339
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.06% 6/3/15, LOC JPMorgan Chase Bank, CP	20,270	20,270
0.11% 7/7/15, LOC JPMorgan Chase Bank, CP	29,156	29,156
Hillsborough County Cap. Impt. Prog. Rev. Series A:
0.07% 6/4/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	20,300	20,300
0.08% 6/18/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	27,000	27,000
0.1% 6/11/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	14,300	14,300
0.13% 7/30/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	18,000	18,000
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Bonds 1% 10/1/15	1,515	1,519
Series C1:
0.06% 6/5/15, CP	13,800	13,800
0.08% 7/8/15, CP	13,800	13,800
Jacksonville Gen. Oblig.:
Serie 2004 A, 0.11% 7/7/15, LOC Barclays Bank PLC, CP	3,900	3,900
Series 2004 A, 0.06% 6/1/15, LOC Barclays Bank PLC, CP	29,310	29,310
Jea Bulk Pwr. Supply Sys. Rev. Bonds (Scherer 4 Proj.) Series 2014 A, 2% 10/1/15	2,095	2,108
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 23, 5% 10/1/15	1,925	1,956
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orlando Utils. Commission Util. Sys. Rev. Bonds:
Series 2005 B:
5% 10/1/15 (Pre-Refunded to 10/1/15 @ 100)	$ 3,000	$ 3,048
5% 10/1/15 (Pre-Refunded to 10/1/15 @ 100)	3,000	3,049
Series 2011 A, 0.21%, tender 12/28/15 (b)	24,600	24,600
Pinellas County School District TAN 0.75% 6/30/15	61,600	61,631
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, 0.18%, tender 12/28/15 (b)	28,200	28,200
Series 2014 A1, 0.18%, tender 12/28/15 (b)	11,800	11,800
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.18%, tender 12/28/15 (b)	27,415	27,415
		552,998
Georgia - 0.7%
Georgia Gen. Oblig. Bonds:
Series 2008 B, 5% 7/1/15	2,000	2,008
Series 2009 E, 5% 7/1/15	2,165	2,174
Series 2011 E2, 4.5% 9/1/15	3,000	3,033
Series 2014 A, 5% 2/1/16	13,990	14,436
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series A, 0.08% 6/2/15, LOC Wells Fargo Bank NA, CP	5,865	5,865
Series B:
0.08% 6/10/15, LOC TD Banknorth, NA, CP	13,243	13,243
0.08% 7/15/15, LOC TD Banknorth, NA, CP	40,700	40,700
0.12% 6/8/15, LOC PNC Bank NA, CP	2,913	2,913
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A2, 0.16%, tender 8/3/15 (Liquidity Facility Royal Bank of Canada) (b)	103,400	103,400
Private Colleges & Univs. Auth. Rev. Bonds Series WF 11 32C, 0.21%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	5,800	5,800
		193,572
Hawaii - 0.2%
Hawaii Gen. Oblig. Bonds:
Series 2005 DG, 5% 7/1/15	4,355	4,372
Series 2009 DQ, 5% 6/1/15	7,500	7,500
Series 2013 EJ, 5% 8/1/15	6,520	6,573
Series DR, 5% 6/1/15	17,100	17,100
Honolulu City & County Gen. Oblig. Bonds:
Series 2009 F, 5% 9/1/15	3,115	3,153
Series A, 5% 10/1/15	7,890	8,019
		46,717
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Idaho - 0.1%
Idaho Gen. Oblig. TAN 2% 6/30/15	$ 11,900	$ 11,918
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 0.17%, tender 12/28/15 (b)	29,370	29,370
		41,288
Illinois - 0.9%
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2011 B1, 0.13% 9/17/15, LOC Wells Fargo Bank NA, CP (e)	8,500	8,500
Series 2011 B2, 0.12% 9/17/15, LOC Wells Fargo Bank NA, CP	4,723	4,723
Series 2011 D1, 0.1% 6/23/15, LOC BMO Harris Bank NA, CP (e)	8,628	8,628
Series 2011 D2, 0.08% 6/23/15, LOC BMO Harris Bank NA, CP	2,751	2,751
DuPage County Gen. Oblig. Bonds Series Merlots 00 A9, 0.15%, tender 7/8/15 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	7,595	7,595
Illinois Fin. Auth. Ed. Rev. Series L:
0.07% 6/3/15, LOC PNC Bank NA, CP	25,200	25,200
0.08% 8/3/15, LOC PNC Bank NA, CP	24,540	24,540
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, 0.22%, tender 12/28/15 (b)	29,550	29,550
(Hosp. Sister Svcs. Proj.):
Series 2012 H:
0.07% tender 6/3/15, CP mode	17,000	17,000
0.07% tender 8/5/15, CP mode	16,900	16,900
0.1% tender 10/5/15, CP mode	2,685	2,685
Series 2012 I:
0.06% tender 6/12/15, CP mode	13,260	13,260
0.1% tender 10/5/15, CP mode	25,000	25,000
Series 2012 I, 0.07% tender 6/16/15, CP mode	13,600	13,600
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012 A:
5% 6/15/15	32,495	32,556
5% 12/15/15	8,740	8,967
		241,455
Indiana - 0.6%
Indiana Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 D2:
0.07% tender 8/3/15, CP mode	33,935	33,935
0.08% tender 6/9/15, CP mode	66,400	66,400
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 D2: - continued
0.08% tender 6/18/15, CP mode	$ 20,300	$ 20,300
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A1, 0.3%, tender 2/3/16 (b)	14,700	14,710
Indianapolis Gas Util. Sys. Rev. 0.1% 6/4/15, LOC JPMorgan Chase Bank, CP	33,900	33,900
Purdue Univ. Rev. Bonds:
Series 2010 Z1, 5% 7/1/15	3,625	3,639
Series 2015 BB 1, 2% 7/1/15	3,495	3,500
		176,384
Iowa - 0.0%
Iowa Fin. Auth. Rev. Bonds Series 2015, 1% 8/1/15	13,800	13,821
Kansas - 0.0%
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. Bonds Series 2015 D, 5% 8/1/15	1,750	1,764
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.24% tender 6/23/15, CP mode	9,500	9,500
Maine - 0.0%
Maine Gen. Oblig. Bonds Series 2011 B, 5% 6/1/15	7,340	7,340
Maryland - 1.1%
Anne Arundel County Gen. Oblig. Bonds:
(Consolidated Golf Course Projs.) Series 2015, 5% 4/1/16	905	940
Series 2013, 5% 4/1/16	6,960	7,236
Series 2014, 5% 4/1/16	5,215	5,421
Series 2015:
5% 4/1/16	2,590	2,693
5% 4/1/16	1,645	1,710
5% 4/1/16	670	696
Baltimore County Gen. Oblig.:
Bonds 5% 2/1/16	2,000	2,064
0.05% 6/3/15 (Liquidity Facility Mizuho Bank Ltd.), CP	43,700	43,700
0.06% 6/1/15 (Liquidity Facility Mizuho Bank Ltd.), CP	33,800	33,800
0.08% 7/7/15 (Liquidity Facility Mizuho Bank Ltd.), CP	21,300	21,300
0.08% 7/7/15 (Liquidity Facility Mizuho Bank Ltd.), CP	33,800	33,800
Howard County Gen. Oblig. Bonds (Consolidated Pub. Impt. Proj.):
Series 2011 B, 5% 8/15/15	7,700	7,777
Series 2015 A, 5% 2/15/16	4,805	4,968
Maryland Gen. Oblig. Bonds:
Series 2007 2, 5% 8/1/15	7,000	7,056
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Gen. Oblig. Bonds: - continued
Series 2008 1, 5% 3/1/16	$ 3,000	$ 3,108
Series 2008 2, 5% 7/15/15	2,935	2,952
Series 2010 A, 4% 8/1/15	2,125	2,139
Series 2013 A, 5% 3/1/16	1,415	1,465
Series 2014 C, 5% 8/1/15	5,000	5,041
5% 3/15/16	8,880	9,215
Montgomery County Gen. Oblig. Bonds:
Series 2011 A:
5% 7/1/15	5,000	5,020
5% 7/1/15	6,000	6,024
Series 2013 MD, 0.06%, tender 9/1/15 (b)	40,000	40,000
Series 2014 A, 5% 11/1/15	12,500	12,753
Northeast Maryland Waste Disp. Auth. Solid Waste Rev. Bonds Series 2013, 4% 4/1/16 (e)	13,140	13,536
Prince Georges County Gen. Oblig. Bonds Series 2011 A, 5% 9/15/15	3,465	3,514
Washington Suburban San. District Bonds:
Series 2010 A, 5% 6/1/15	3,700	3,700
Series 2014 2, 2% 6/1/15	4,605	4,605
5% 6/1/15	7,500	7,500
		293,733
Massachusetts - 0.6%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 0.35% tender 6/2/15, CP mode (e)	20,800	20,800
Massachusetts Gen. Oblig. RAN Series 2014 C, 1.5% 6/25/15	100,000	100,088
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.28% tender 6/2/15, CP mode	19,700	19,700
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series 2015 A, 5% 1/15/16	20,300	20,908
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007:
0.45% tender 7/2/15, CP mode (e)	3,200	3,200
0.5% tender 7/10/15, CP mode (e)	9,000	9,000
		173,696
Michigan - 1.3%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, 0.18%, tender 12/28/15 (b)	8,445	8,445
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Bldg. Auth. Rev. Series 6, 0.1% 6/25/15, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	$ 81,245	$ 81,245
Michigan Fin. Auth. Rev. Bonds:
Series 2012 A, 5% 7/1/15	26,450	26,557
Series 2013 M1, 0.06%, tender 9/1/15 (b)	24,940	24,940
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.16%, tender 12/28/15 (b)	10,110	10,110
0.23%, tender 12/28/15 (b)	13,805	13,805
0.23%, tender 12/28/15 (b)	28,650	28,650
(Trinity Health Sys. Proj.) Series 2008 C:
0.05% tender 6/1/15, CP mode	10,000	10,000
0.06% tender 6/18/15, CP mode	27,500	27,500
0.06% tender 7/15/15, CP mode	16,300	16,300
0.08% tender 8/5/15, CP mode	35,700	35,700
0.08% tender 8/6/15, CP mode	17,885	17,885
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	3,000	3,000
Univ. of Michigan Rev.:
Bonds Series 2009 B:
0.08% tender 6/8/15, CP mode	21,100	21,100
0.08% tender 7/7/15, CP mode	12,500	12,500
0.08% tender 8/5/15, CP mode	4,110	4,110
Series J1, 0.05% 6/17/15, CP	13,600	13,600
		355,447
Minnesota - 0.4%
Minnesota Gen. Oblig. Bonds:
Series 2007, 5% 8/1/15	11,550	11,644
Series 2008 C, 5% 8/1/15	200	202
Series 2010 A, 5% 8/1/15	4,400	4,436
Series 2010 D, 5% 8/1/15	7,880	7,944
Series 2014 B, 4% 8/1/15	7,200	7,246
Series 2014 E, 1% 8/1/15	1,505	1,507
5% 8/1/15	4,920	4,960
5% 8/1/15 (Escrowed to Maturity)	80	81
Univ. of Minnesota Gen. Oblig. Series 2009 D, 0.05% 6/2/15, CP	7,700	7,700
Univ. of Minnesota Rev.:
Series 2005 A:
0.08% 8/5/15, CP	10,900	10,900
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Univ. of Minnesota Rev.: - continued
Series 2005 A: - continued
0.09% 6/3/15, CP	$ 24,600	$ 24,600
Series A, 0.06% 7/15/15, CP	18,000	18,000
		99,220
Missouri - 0.0%
Curators of the Univ. of Missouri Series A, 0.08% 7/15/15, CP	2,745	2,745
Missouri Highways & Trans. Commission State Road Rev. Bonds Series 2006 B, 5% 5/1/16 (Pre-Refunded to 5/1/16 @ 100)	3,675	3,833
		6,578
Nebraska - 0.4%
Nebraska Pub. Pwr. District Rev.:
Bonds:
Series 2012 A, 3% 1/1/16	1,250	1,270
Series 2012 C, 5% 1/1/16	2,215	2,277
Series 2013 A, 5% 1/1/16	1,000	1,027
Series A:
0.08% 7/8/15, CP	16,200	16,200
0.08% 7/16/15, CP	16,700	16,700
0.09% 8/3/15, CP	13,700	13,700
0.09% 8/11/15, CP	16,200	16,200
Omaha Pub. Pwr. District Elec. Rev.:
Bonds Series 2011 C, 3% 2/1/16	3,780	3,850
Series A:
0.08% 7/8/15, CP	7,150	7,150
0.08% 7/16/15, CP	7,500	7,500
0.08% 8/10/15, CP	6,000	6,000
0.09% 8/3/15, CP	6,750	6,750
0.09% 8/4/15, CP	5,200	5,200
0.09% 8/6/15, CP	7,500	7,500
0.1% 8/5/15, CP	7,000	7,000
		118,324
Nevada - 0.5%
Clark County School District Bonds:
Series 1998 A, 5.5% 6/15/15	1,925	1,929
Series 2005 A, 5.25% 6/15/15	4,575	4,584
Series 2006 A, 5% 6/15/15	7,800	7,814
Series 2007 B, 5% 6/15/15	3,745	3,752
Series 2007 C, 5% 6/15/15	16,425	16,456
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County School District Bonds: - continued
Series 2008 A, 5% 6/15/15	$ 1,400	$ 1,403
Series 2011 A, 5% 6/15/15	8,780	8,796
Series 2012 A:
5% 6/15/15	5,465	5,475
5% 6/15/16	14,300	14,988
Series 2013 B, 5% 6/15/15	2,000	2,004
Clark County Wtr. Reclamation District Bonds Series 2009 B, 5% 7/1/15	1,280	1,285
Nevada Gen. Oblig. Bonds Series 2008 C, 5% 6/1/15	6,005	6,005
Nevada Unemployment Compensation Fund Spl. Rev. Bonds Series 2013:
4% 6/1/15	4,550	4,550
4% 12/1/15	750	764
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A:
0.09% 8/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	12,800	12,800
0.1% 6/4/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	4,750	4,750
Series 2006 B:
0.08% 8/19/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,750	6,750
0.12% 6/4/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	23,100	23,100
		127,205
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A:
0.45% tender 6/12/15, CP mode (e)	3,000	3,000
0.5% tender 7/9/15, CP mode (e)	2,800	2,800
Series 1990 A1, 0.5% tender 7/10/15, CP mode (e)	24,600	24,600
Series 1990 A2, 0.35% tender 6/2/15, CP mode (e)	23,700	23,700
Series 1990 B:
0.4% tender 6/4/15, CP mode	4,300	4,300
0.45% tender 7/6/15, CP mode	26,600	26,600
		85,000
New Jersey - 0.8%
Essex County Gen. Oblig. BAN Series 2015, 1.25% 9/22/15	13,250	13,298
Hamilton Township Mercer County BAN Series 2014 B, 1% 6/11/15	20,100	20,105
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
JPMorgan Chase:
Bonds Series Putters 4465, 0.15%, tender 6/26/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	$ 145,095	$ 145,095
NA Letter of Credit Bonds Series Putters 4461, 0.15%, tender 6/26/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	28,000	28,000
North Brunswick Township Gen. Oblig. BAN Series 2014, 1% 8/3/15	10,811	10,827
Parsippany Troy Hills Township Gen. Oblig. BAN 1.25% 9/25/15	9,182	9,213
		226,538
New Mexico - 0.0%
New Mexico Severance Tax Rev. Bonds:
Series 2010 A, 5% 7/1/15	2,000	2,008
Series 2010 D, 5% 7/1/15	1,775	1,782
Series 2014 A, 2% 7/1/15	3,750	3,756
		7,546
New York - 0.8%
JPMorgan Chase Bonds Series Putters 4410, 0.15%, tender 7/30/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	23,995	23,995
New York City Gen. Oblig. Bonds:
Series 1994 H4, 5% 8/1/15	2,115	2,132
Series 2005 G, 5% 8/1/15	1,735	1,749
Series 2010 E, 5% 8/1/15	7,680	7,742
Series 2012 F, 5% 8/1/15	1,210	1,220
Series 2012 I, 4% 8/1/15	1,000	1,006
Series 2012 l, 5% 8/1/15	5,400	5,444
Series 2013 F, 2% 8/1/15	1,000	1,003
Series 2013 J, 5% 8/1/15	8,500	8,569
Series 2014 B, 5% 8/1/15	5,655	5,701
Series 2014 E, 5% 8/1/15	5,515	5,560
Series G, 5% 8/1/15	3,000	3,024
New York City Transitional Fin. Auth. Rev. Bonds:
Series 2012 A:
5% 11/1/15	4,810	4,907
5% 11/1/15 (Escrowed to Maturity)	760	775
Series 2013 D, 5% 11/1/15	4,655	4,749
5% 11/1/15	5,845	5,963
New York Dorm. Auth. Personal Income Tax Rev. Bonds Series 2011 E, 5% 8/15/15	1,800	1,818
New York Dorm. Auth. Revs. Bonds 5% 8/15/15	7,805	7,883
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Bonds (New York City Muni. Wtr. Fin. Auth. Projs.) Series 2012 A, 4% 6/15/15	$ 6,000	$ 6,009
New York Metropolitan Trans. Auth. Rev.:
Series 2B, 0.07% 7/8/15, LOC Barclays Bank PLC, CP	51,700	51,700
Series 2D:
0.07% 6/5/15, LOC Citibank NA, CP	33,400	33,400
0.1% 7/15/15, LOC Citibank NA, CP	17,400	17,400
New York State Envir. Facilities Corp. Rev. Bonds Series 2011 A, 4% 8/15/15	2,730	2,752
New York State Gen. Oblig. Bonds Series 2011 C, 4% 9/1/15	2,025	2,045
Tobacco Settlement Fing. Corp. Bonds Series 2011, 5% 6/1/15	10,000	10,000
		216,546
North Carolina - 0.2%
Board of Governors of the Univ. of North Carolina Series D, 0.07% 8/5/15, CP	12,500	12,500
North Carolina Gen. Oblig. Bonds:
Series 2009 A, 5% 3/1/16	6,320	6,547
Series 2010 B, 5% 6/1/15	8,000	8,000
Series 2014 A, 5% 6/1/15	7,500	7,500
North Carolina Ltd. Oblig. Bonds Series 2014 C, 5% 5/1/16	10,080	10,518
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds:
Series 2008 A, 5.25% 1/1/16	3,910	4,022
Series 2012 A, 5% 1/1/16	5,530	5,683
		54,770
Ohio - 0.4%
Franklin County Rev. Bonds Series 2013 OH, 0.17%, tender 12/28/15 (b)	4,380	4,380
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.08% tender 7/7/15, CP mode	23,350	23,350
0.1% tender 6/3/15, CP mode	20,600	20,600
0.13% tender 11/5/15, CP mode	8,700	8,700
Series 2008 B6:
0.08% tender 8/3/15, CP mode	13,900	13,900
0.09% tender 9/1/15, CP mode	22,400	22,400
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.): - continued
Series 2008 B6: - continued
0.12% tender 10/5/15, CP mode	$ 14,100	$ 14,100
0.13% tender 11/5/15, CP mode	6,600	6,600
		114,030
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A:
0.08% 6/4/15, LOC State Street Bank & Trust Co., Boston, CP	1,500	1,500
0.09% 8/5/15, LOC State Street Bank & Trust Co., Boston, CP	1,000	1,000
0.1% 8/5/15, LOC State Street Bank & Trust Co., Boston, CP	1,500	1,500
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, 0.28%, tender 12/28/15 (b)	12,500	12,500
		16,500
Oregon - 0.7%
Oregon Gen. Oblig.:
Bonds:
Series 2011 L, 5% 5/1/16	1,950	2,035
Series WF11 57 C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	10,800	10,800
TAN Series 2014 A, 2% 6/15/15	171,700	171,824
Portland Gen. Oblig. TAN Series 2014, 1.75% 6/24/15	9,400	9,410
Portland Wtr. Sys. Rev. Bonds Series 2013 A, 5% 10/1/15	2,970	3,018
		197,087
Pennsylvania - 0.2%
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A, 4% 7/1/15	2,800	2,809
Pennsylvania Gen. Oblig. Bonds:
Series 2006, 5% 3/1/16	3,795	3,930
Series 2009 2, 5% 7/1/15	5,430	5,452
Series 2014 1, 5% 6/15/15	2,185	2,189
Series 2014, 5% 7/1/15	1,500	1,506
Philadelphia Gen. Oblig. TRAN Series A, 1% 6/30/15	17,100	17,112
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
BAN Series 2014, 2% 7/22/15	13,100	13,134
Bonds (Univ. Cap. Proj.) Series 2005 C, 0.09% tender 8/3/15, CP mode	2,700	2,700
		48,832
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 0.5%
Anderson County School District #5 Gen. Oblig. BAN 1.5% 4/15/16	$ 18,300	$ 18,505
Charleston County School District BAN Series 2015 A, 0.75% 11/13/15	33,425	33,521
Greenville County School District Bonds Series 2014 C, 1% 6/1/15	18,600	18,600
Richland County Gen. Oblig. Bonds Series 2014 B, 4% 3/1/16	2,665	2,740
Scago Edl. Facilities Corp. for Pickens School District Bonds (School District of Pickens County Proj.) Series 2015, 5% 12/1/15	2,500	2,558
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2015 A, 1.5% 3/1/16	29,660	29,948
South Carolina Gen. Oblig. Bonds:
Series 2010 A, 4% 6/1/15	4,600	4,600
Series 2011 A, 5% 3/1/16	11,000	11,395
Series 2015 A:
5% 4/1/16	2,140	2,224
5% 4/1/16	1,560	1,621
		125,712
Tennessee - 0.0%
Tennessee Gen. Oblig. Bonds Series 2004 C, 5.25% 9/1/15	1,000	1,013
Texas - 9.0%
Austin Elec. Util. Sys. Rev. Series A:
0.05% 6/1/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	110,000	110,000
0.07% 7/16/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	13,355	13,355
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds:
Series 2013, 5% 7/1/15	9,660	9,699
Series 2015 A, 4% 7/1/15	1,295	1,299
Series WF 10 53C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	5,545	5,545
Brownsville Util. Sys. Rev. Series A, 0.1% 8/10/15, LOC Bank of Montreal Chicago CD Prog., CP	8,800	8,800
Calhoun County Independent School District Bonds Series 2014, 3% 2/15/16 (Permanent School Fund of Texas Guaranteed)	5,315	5,420
Dallas Area Rapid Transit Sales Tax Rev. Bonds Series 2009 A, 5% 12/1/15	1,785	1,828
Dallas Wtrwks. & Swr. Sys. Rev. Bonds Series 2011, 5% 10/1/15	1,015	1,031
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds (Texas Children's Hosp. Proj.) Series 2015 2, 0.3%, tender 12/30/15 (b)	$ 17,000	$ 17,000
Harris County Gen. Oblig.:
Series A1, 0.1% 6/4/15 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	27,130	27,130
Series D:
0.1% 6/4/15 (Liquidity Facility JPMorgan Chase Bank), CP	40,400	40,400
0.1% 6/4/15 (Liquidity Facility JPMorgan Chase Bank), CP	1,200	1,200
Harris County Metropolitan Trans. Auth.:
Series A1:
0.07% 6/4/15 (Liquidity Facility JPMorgan Chase Bank), CP	60,400	60,400
0.12% 6/10/15 (Liquidity Facility JPMorgan Chase Bank), CP	26,000	26,000
0.13% 6/15/15 (Liquidity Facility JPMorgan Chase Bank), CP	20,850	20,850
Series A3:
0.12% 6/10/15 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,500	4,500
0.13% 6/15/15 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	7,000	7,000
Houston Arpt. Sys. Rev. Series A:
0.11% 8/13/15, LOC Royal Bank of Canada, CP (e)	19,500	19,500
0.11% 9/10/15, LOC Royal Bank of Canada, CP (e)	15,000	15,000
Houston Gen. Oblig.:
Bonds Series 2011 A, 5% 3/1/16	5,000	5,180
TRAN:
Series 2014, 1% 6/30/15	9,300	9,307
5% 6/30/15	15,000	15,058
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series A:
0.1% 6/17/15, CP	4,400	4,400
0.1% 6/17/15, CP	2,015	2,015
Houston Independent School District Bonds Series 2014 B, 5% 2/15/16 (Permanent School Fund of Texas Guaranteed)	3,915	4,048
Houston Util. Sys. Rev.:
Bonds Series 2011 E, 5% 11/15/15	5,510	5,632
Series B3:
0.09% 8/4/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,000	5,000
0.1% 7/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	16,900	16,900
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.: - continued
Series B3: - continued
0.11% 8/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	$ 13,500	$ 13,500
Karnes City Independent School District Bonds Series 2014, 1% 8/15/15 (Permanent School Fund of Texas Guaranteed)	7,365	7,378
Keller Independent School District Bonds Series 2015, 1% 8/15/15 (Permanent School Fund of Texas Guaranteed)	5,000	5,009
Lower Colorado River Auth. Rev.:
Bonds 5% 5/15/16	6,560	6,848
Series A:
0.05% 6/16/15, LOC JPMorgan Chase Bank, CP	34,000	34,000
0.09% 7/15/15, LOC JPMorgan Chase Bank, CP	41,500	41,500
0.1% 10/6/15, LOC JPMorgan Chase Bank, CP	20,300	20,300
0.11% 6/18/15, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	124,400	124,400
Northside Independent School District Bonds Series 2007 A, 2% 6/1/15 (Permanent School Fund of Texas Guaranteed)	2,270	2,270
Richardson Independent School District Bonds:
Series 2015 A, 1% 2/15/16 (Permanent School Fund of Texas Guaranteed) (a)	3,025	3,041
Series 2015, 1% 2/15/16 (Permanent School Fund of Texas Guaranteed) (a)	7,470	7,511
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2009 A, 5% 2/1/16	1,000	1,032
San Antonio Gen. Oblig. Bonds Series 2014, 5% 2/1/16	6,315	6,515
San Antonio Independent School District Bonds Series 2015, 1.25% 2/15/16 (Permanent School Fund of Texas Guaranteed) (a)	8,615	8,675
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 0.23%, tender 12/28/15 (b)	23,200	23,200
Series 2013 B, 0.19%, tender 12/28/15 (b)	9,500	9,500
Texas A&M Univ. Rev. Series 1993 B, 0.06% 6/1/15, CP	18,125	18,125
Texas Gen. Oblig.:
Bonds:
Series 2006, 5% 4/1/16 (Pre-Refunded to 4/1/16 @ 100)	5,000	5,191
Series 2008 A, 5% 10/1/15	6,495	6,601
Series 2009 A, 5% 10/1/15	700	711
Series 2010 A, 5% 10/1/15	1,000	1,016
Series 2010 B, 5% 4/1/16	1,700	1,767
Series 2010:
4.25% 8/1/15 (e)	1,000	1,007
5% 8/1/15 (e)	5,775	5,821
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.: - continued
Bonds: - continued
Series 2011, 5% 10/1/15	$ 3,080	$ 3,130
Series 2013 A, 3% 8/1/15 (e)	1,000	1,005
Series 2015 B, 2% 10/1/15	1,535	1,545
TRAN Series 2014, 1.5% 8/31/15	1,154,825	1,158,758
Texas Muni. Pwr. Agcy. Rev. Series 2005:
0.06% 6/10/15, LOC Barclays Bank PLC, CP	5,300	5,300
0.07% 7/8/15, LOC Barclays Bank PLC, CP	21,300	21,300
0.11% 6/9/15, LOC Barclays Bank PLC, CP	45,200	45,200
Texas Pub. Fin. Auth. Rev. Bonds:
Series 2010 A, 5% 7/1/15	9,250	9,287
Series 2014 A, 5% 7/1/15	5,255	5,276
Series 2015 A, 1% 2/1/16	6,815	6,852
Series 2015 C, 1% 2/1/16	4,470	4,494
Texas Trans. Commission State Hwy. Fund Rev. Bonds:
Series 2006 A, 4.5% 4/1/16	2,325	2,407
Series 2007, 5% 4/1/16	2,785	2,894
Texas Wtr. Dev. Board Rev. Bonds Series 2013 A, 5% 7/15/15	4,000	4,024
Travis County Gen. Oblig. Bonds Series 2006:
4.25% 3/1/16 (Pre-Refunded to 3/1/16 @ 100)	2,370	2,440
4.5% 3/1/16 (Pre-Refunded to 3/1/16 @ 100)	3,020	3,115
Univ. of Texas Board of Regents Sys. Rev.:
Series 2002 A:
0.08% 8/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,000	17,000
0.08% 8/5/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,000	17,000
0.08% 8/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	9,692	9,692
Series A:
0.05% 6/1/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	16,900	16,900
0.05% 6/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,500	10,500
0.05% 6/3/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	11,600	11,600
0.05% 6/5/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,900	14,900
0.06% 6/15/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	16,100	16,100
0.06% 6/16/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	12,851	12,851
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev.: - continued
Series A: - continued
0.06% 6/22/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	$ 10,400	$ 10,400
0.06% 7/15/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	13,400	13,400
0.07% 8/5/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,000	17,000
0.08% 6/5/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	13,700	13,700
0.08% 8/3/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	15,768	15,768
0.08% 8/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	16,900	16,900
0.08% 8/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	16,900	16,900
0.08% 8/31/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	13,500	13,500
0.08% 9/1/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,560	7,560
0.08% 9/1/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	16,630	16,630
0.08% 9/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,000	17,000
0.08% 9/3/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	15,232	15,232
0.09% 6/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	12,400	12,400
0.09% 7/1/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	12,400	12,400
0.09% 10/1/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	16,900	16,900
Upper Trinity Reg'l. Wtr. District 0.09% 8/5/15, LOC Bank of America NA, CP	16,250	16,250
		2,453,925
Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds:
Series 2009 A, 5% 7/1/15	5,250	5,271
Series 2013 A, 3% 7/1/15	4,785	4,796
Series 2013 B1, 0.09% 9/10/15 (Liquidity Facility JPMorgan Chase Bank), CP	12,000	12,000
Utah Gen. Oblig. Bonds:
Series 2010 A, 5% 7/1/15	9,375	9,413
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Gen. Oblig. Bonds: - continued
Series 2011 A, 5% 7/1/15	$ 4,000	$ 4,016
Series 2013, 5% 7/1/15	3,000	3,012
		38,508
Vermont - 0.0%
Vermont Econ. Dev. Auth. Rev. Series B, 0.07% 8/10/15, LOC JPMorgan Chase Bank, CP	5,350	5,350
Virginia - 0.9%
Fairfax County Gen. Oblig. Bonds:
Series 2014 B, 1.5% 10/1/15	8,500	8,538
Series 2015 A, 2% 10/1/15	11,370	11,441
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.18%, tender 12/28/15 (b)	40,700	40,700
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.4% tender 6/11/15, CP mode (e)	19,600	19,600
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 B, 0.22%, tender 12/28/15 (b)	25,835	25,835
Series 2010 C, 0.22%, tender 12/28/15 (b)	13,688	13,688
Series 2012 A, 0.18%, tender 12/28/15 (b)	20,845	20,845
Norfolk Econ. Dev. Auth. Rev. 0.07% 7/16/15, CP	39,100	39,100
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.35% tender 6/11/15, CP mode	4,600	4,600
Tobacco Settlement Fing. Corp. Bonds Series 2005, 5.625% 6/1/15 (Pre-Refunded to 6/1/15 @ 100)	12,205	12,205
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds:
(Pub. Higher Ed. Fing. Prog.) Series 2010 A1, 5% 9/1/15	3,700	3,745
21st Century College and Equip. Progs.) Series 2011 A, 5% 2/1/16	2,615	2,699
Series 2012 A:
5% 9/1/15	5,000	5,061
5% 2/1/16	5,955	6,145
Series 2014 A, 5% 2/1/16	500	516
Virginia College Bldg. Auth. Edl. Facilities Rev. Rfdg. Bonds Series 2014 B, 3% 9/1/15	7,785	7,841
Virginia Commonwealth Trans. Board Rev. Bonds (U.S. Route 58 Corridor Dev. Prog.) Series 2014 B, 5% 5/15/16	5,000	5,226
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds:
Series 2007 A, 5% 8/1/15	1,595	1,608
Series 2014 A, 5% 8/1/15	4,065	4,098
Series 2014 C, 5% 8/1/15	10,135	10,217
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Pub. School Auth. Bonds:
Series 2012 A, 4% 8/1/15	$ 4,175	$ 4,202
Series 2013 A, 3% 8/1/15	3,730	3,748
Virginia Pub. School Auth. School Fing. Bonds Series 2014 C, 2% 8/1/15	3,195	3,205
Virginia Resources Auth. Clean Wtr. Rev. Bonds Series 2007, 5% 10/1/15	1,000	1,016
		255,879
Washington - 0.8%
Energy Northwest Elec. Rev. Bonds:
(Proj. #3):
Series 2005 A, 5% 7/1/15	2,435	2,445
Series 2007 A, 5% 7/1/15 (Escrowed to Maturity)	11,830	11,877
(Proj. 1) Series 2006 A, 5% 7/1/15	4,300	4,317
(Proj. 3) Series 2014 A, 2% 7/1/15 (Escrowed to Maturity)	11,540	11,558
Series 2003 A, 5.5% 7/1/15	2,615	2,626
Series 2005 A:
5% 7/1/15	2,650	2,661
5% 7/1/15	5,000	5,020
Series 2007 A, 5% 7/1/15	7,615	7,645
Series 2007 C, 5% 7/1/15 (Escrowed to Maturity)	1,145	1,150
5% 7/1/15	4,450	4,468
King County #405 Bellevue Bonds Series 2014, 5% 12/1/15 (Washington Gen. Oblig. Guaranteed)	4,613	4,722
King County Gen. Oblig. Bonds Series 2012 A, 5% 7/1/15	4,350	4,367
Port of Seattle Rev. Series B1, 0.13% 6/9/15, LOC Bank of America NA, CP (e)	12,155	12,155
Seattle Gen. Oblig. Bonds Series 2015 A, 5% 6/1/16	6,095	6,380
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series 2010 B, 5% 2/1/16	1,245	1,285
Series 2012 A, 5% 6/1/15	11,585	11,585
5% 9/1/15	15,260	15,447
Seattle Wtr. Sys. Rev. Bonds Series 2015:
2% 11/1/15 (a)	4,350	4,382
2% 5/1/16 (a)	12,880	13,078
Tacoma Elec. Sys. Rev. Bonds Series 2005 A, 4.25% 7/1/15 (Pre-Refunded to 7/1/15 @ 100)	25,210	25,296
Univ. of Washington Univ. Revs.:
Series 8, 0.1% 11/9/15, CP	12,500	12,500
Series A, 0.12% 11/4/15, CP	15,900	15,900
Washington Ctfs. of Prtn. Bonds:
Series 2013 A, 3% 7/1/15	5,210	5,222
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Ctfs. of Prtn. Bonds: - continued
Series 2014 B, 5% 7/1/15	$ 5,900	$ 5,924
Washington Gen. Oblig. Bonds:
Series 2005 C, 0% 6/1/15	3,250	3,250
Series 2011 CR, 4% 7/1/15	1,690	1,695
Series 2012 C, 5% 7/1/15	20,410	20,492
Series 2014 BR, 3% 7/1/15	2,000	2,005
Series R 2012A, 5% 7/1/15	1,570	1,576
		221,028
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996:
0.35% tender 6/2/15, CP mode (e)	4,500	4,500
0.45% tender 6/12/15, CP mode (e)	9,600	9,600
		14,100
Wisconsin - 1.0%
Milwaukee Gen. Oblig. Bonds Series 2015 N2, 2% 3/15/16	21,585	21,888
Wisconsin Gen. Oblig.:
Bonds:
Series 1998 1, 5.5% 11/1/15	4,885	4,993
Series 2014 2, 4% 5/1/16	3,500	3,620
Series 2005 A, 0.07% 7/16/15 (Liquidity Facility Bank of New York, New York), CP	1,841	1,841
Series 2006 A, 0.05% 6/5/15 (Liquidity Facility Bank of New York, New York), CP	31,200	31,200
Series 2013 A:
0.05% 6/5/15 (Liquidity Facility Bank of New York, New York), CP	20,000	20,000
0.09% 9/1/15 (Liquidity Facility Bank of New York, New York), CP	5,385	5,385
Wisconsin Health & Edl. Facilities Bonds:
Series 2013 B, 0.23%, tender 12/28/15 (b)	24,745	24,745
Series 2014 B1, 0.18%, tender 12/28/15 (b)	23,400	23,400
Series 2014 B2, 0.18%, tender 12/28/15 (b)	20,150	20,150
Wisconsin Trans. Rev.:
Bonds:
Series 2012 1, 5% 7/1/15	3,500	3,514
Series 2014 1, 2% 7/1/15	2,825	2,829
Series 1997 A:
0.08% 8/3/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	16,200	16,200
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.: - continued
Series 1997 A: - continued
0.09% 8/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 5,480	$ 5,480
Series 2006 A:
0.08% 8/3/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	11,484	11,484
0.09% 8/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	20,716	20,716
Series 2013 A:
0.09% 6/2/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	11,900	11,900
0.09% 9/1/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	35,015	35,015
		264,360
TOTAL OTHER MUNICIPAL DEBT (Cost $9,160,596)		9,160,596
Investment Company - 7.4%
	Shares
Fidelity Municipal Cash Central Fund, 0.11% (c)(d) (Cost $2,025,751)	2,025,756,134	2,025,751
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $27,471,093)		27,471,093
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(95,511)
NET ASSETS - 100%		$ 27,375,582
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $271,700,000 or 1.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	9/16/13	$ 5,545
DuPage County Gen. Oblig. Bonds Series Merlots 00 A9, 0.15%, tender 7/8/15 (Liquidity Facility Wells Fargo Bank NA)	8/17/11	$ 7,595
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 07 30, 0.09%, tender 6/25/15 (Liquidity Facility U.S. Bank NA, Cincinnati)	3/26/15	$ 22,000
Security	Acquisition Date	Cost (000s)
JPMorgan Chase Bonds Series Putters 4410, 0.15%, tender 7/30/15 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$ 23,995
JPMorgan Chase Bonds Series Putters 4465, 0.15%, tender 6/4/15 (Liquidity Facility JPMorgan Chase Bank)	7/17/14	$ 145,095
JPMorgan Chase NA Letter of Credit Bonds Series Putters 4461, 0.15%, tender 6/4/15 (Liquidity Facility JPMorgan Chase Bank)	7/10/14	$ 28,000
Los Angeles Cmnty. College District Bonds Series WF 11 36C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	4/29/13	$ 4,840
Security	Acquisition Date	Cost (000s)
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$ 3,000
Newport Mesa Unified School District Bonds Series WF 11 70Z, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	7/17/12 - 1/30/14	$ 15,030
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$ 10,800
Private Colleges & Univs. Auth. Rev. Bonds Series WF 11 32C, 0.21%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	8/8/11	$ 5,800
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 902
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2015, the cost of investment securities for income tax purposes was $27,471,093,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 30, 2015